ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity Fund, LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2025, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

	Industry	Acquisition Date	Shares	Fair Value
Public Investments (13.36%)
Common Stocks (3.39%)
North America (1.88%)
American Tower Corp.	Communication	05/29/20	79,263	$13,915,412
American Water Works Co., Inc.	Utilities	02/16/16	86,608	11,299,746
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	132,212	19,140,331
Ares Management Corp.	Diversified Financial Services	06/28/19	89,697	14,494,138
Atmos Energy Corp.	Utilities	02/16/16	65,215	10,932,643
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	80,851	12,463,182
Blue Owl Capital, Inc.	Financials	10/21/24	662,344	9,888,796
Brookfield Corp.	Diversified Financial Services	12/12/22	370,329	16,994,398
Canadian Pacific Railway Ltd	Transportation	11/19/25	87,426	6,443,446
CMS Energy Corp.	Utilities	11/01/19	148,075	10,354,885
CSX Corp.	Transportation	11/28/23	278,268	10,089,998
Equinix Inc.	Diversified Financial Services	07/31/20	13,382	10,245,393
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	471,276	19,677,044
KKR & Co., Inc.	Diversified Financial Services	02/16/16	104,195	13,279,653
Old Dominion Freight Line, Inc.	Transportation	09/25/24	65,526	10,268,579
Onex Corp.	Diversified Financial Services	02/16/16	188,589	15,514,798
Republic Services Inc.	Commercial & Professional Services	08/28/17	57,572	12,197,780
SBA Communications Corp.	Real Estate	09/05/23	39,202	7,582,059
Sempra Energy	Utilities	06/28/23	116,559	10,288,663
TC Energy Corp.	Utilities	11/01/19	149,212	8,192,633
The Williams Companies, Inc.	Utilities	03/20/23	220,720	13,265,272
Toast, Inc.	Commercial & Professional Services	11/17/25	25,575	908,168
TPG Inc.	Financials	09/25/24	96,699	6,174,231
Union Pacific Corp.	Transportation	06/29/16	53,986	12,488,041
Waste Management Inc.	Utilities	07/02/20	53,209	11,690,549
Total North America (1.88%)				287,789,838
Western Europe (1.51%)
3i Group Plc	Diversified Financial Services	10/01/20	546,421	23,968,136
Aena SA	Transportation	12/21/18	368,531	10,265,229
AltaGas Ltd.	Utilities	12/17/25	169,688	5,161,742
Cellnex Telecom SA	Communication	05/15/19	605,864	19,608,044
CVC Capital Partners Plc	Financials	04/26/24	728,478	12,224,429
Elia System Operator SA/NV	Utilities	11/03/22	56,902	7,330,171
EQT AB	Diversified Financial Services	04/06/20	275,259	10,990,469
Eurazeo SA	Financials	12/12/16	221,129	13,801,583
Ferrovial SA	Industrials	04/15/24	153,490	10,025,153
HgCapital Trust PLC	Diversified Financial Services	02/12/16	2,874,996	19,600,545
Infrastrutture Wireless Italiane S.p.A.	Communication	09/26/24	544,305	4,991,985
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	754,573	20,841,292
Investor AB	Diversified Financial Services	08/28/17	417,059	14,992,877
National Grid PLC	Utilities	02/12/16	831,319	12,760,466
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	319,232	6,945,570
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	1,773,858	9,004,482
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	1,067,293	11,244,829
Vinci SA	Transportation	02/12/16	122,216	17,229,400
Total Western Europe (1.51%)				230,986,402

Total Common Stocks (Cost $488,047,266)(3.39%)				$518,776,240

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
High Yield Bonds (0.82%)
North America (0.13%)
Acrisure LLC / Acrisure Finance, Inc. ***, +	7.50%	06/05/24	11/06/30	Senior	$3,000,000	$3,138,351
Beach Acquisition Bidco, LLC ***, +	5.25%	06/26/25	07/15/32	Senior	€1,500,000	1,802,249
Camelot Return Merger Sub Inc. ***, +	Cash 8.75% + SFvvv	07/20/22	08/01/28	Senior	$1,500,000	1,227,648
Clarios Global LP / Clarios US Finance Co ***, +	Cash 6.75% + SFvvv	01/14/25	02/15/30	Senior	400,000	418,972
CommScope LLC ***, +	Cash 9.50% + SFvvv	12/17/24	12/17/31	Senior	718,000	719,747
Olympus Water US Holding Corporation ***, +	4.25%	05/22/25	10/01/28	Senior	3,077,000	2,990,582
Quikrete Holdings Inc. ***, +	Cash 6.38% + SFvvv	01/31/25	03/01/32	Senior	933,000	970,625
Radiology Partners, Inc. ***, +	8.50%	06/26/25	07/15/32	Senior	3,554,000	3,729,727
Raven Acquisition Holdings LLC ***, +	6.87%	10/14/24	11/15/31	Senior	1,200,000	1,236,951
UPCB Finance VII Ltd. ***, +	3.63%	06/24/24	06/15/29	Senior	€3,646,000	4,286,014
Total North America (0.13%)						20,520,866
Western Europe (0.69%)
AccorInvest Group S.A. ***, +, d	6.38%	09/18/24	10/15/29	Senior	738,000	912,996
AccorInvest Group SA ***, +	3.75% + E##	05/08/25	05/15/32	Senior	3,140,000	3,755,440
Albion Financing 1 S.a r.l. ***, +	7.00%	01/07/25	05/21/30	Senior	$1,062,000	1,107,940
Belron UK Finance PLC ***, +, d	5.75%	10/02/24	10/15/29	Senior	3,667,000	3,742,914
Deuce Finco Plc ***, +	7.00%	05/06/25	06/15/27	Senior	£9,290,000	12,731,096
Dolcetto Holdco SPA ***, +	5.63%	06/26/25	07/14/32	Senior	€3,555,000	4,279,102
Dolcetto Holdco SPA ***, +	3.63% + E##	06/25/25	07/14/32	Senior	2,630,000	3,134,910
Flos B&B Italia Spa ***, +	5.89% + E	05/14/25	12/17/29	Senior	5,000,000	5,877,940
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC ***, +	7.25%	05/08/24	02/15/31	Senior	$5,000,000	5,180,875
IMA Industria Macchine ***, +	3.75%	06/20/24	01/15/28	Senior	€6,000,000	7,079,143
INEOS Finance Plc ***, +	7.50%	01/31/24	04/15/29	Senior	$1,800,000	1,529,948
Luna 2.5 S.a r.l. ***, +	5.50%	06/18/25	07/01/32	Senior	€962,000	1,129,679
Mehilainen Yhtiot Oy ***, +	5.13%	06/11/25	06/30/32	Senior	749,000	895,926
Mehilainen Yhtiot Oy ***, +	3.38% + E##	06/11/25	06/30/32	Senior	1,817,000	2,157,381
Miller Homes Group Finco Plc +	7.00%	02/26/24	05/15/29	Senior	£3,500,000	4,779,411
ONE Hotels GmbH ***, +	7.75%	05/02/24	04/02/31	Senior	€2,000,000	2,527,978
Opal Bidco SAS ***, +	6.50%	03/31/25	03/31/32	Senior	$3,333,000	3,426,727
Rossini S.à.r.l. ***, +	6.75%	07/11/24	12/31/29	Senior	€906,000	1,117,125
Rossini S.à.r.l. ***, +	3.875% + E##	07/11/24	12/31/29	Senior	2,840,000	3,402,853
Sammontana Italia S.p.A. ***, +, d	3.75% + E##	10/02/24	08/15/31	Senior	3,294,000	3,909,149
Sherwood Financing PLC ***, +	5.55% + E##	11/28/24	12/15/29	Senior	4,800,000	5,574,658
Teamsystem S.P.A. ***, +	5.00%	06/18/25	07/01/31	Senior	2,418,000	2,880,828
Teamsystem S.P.A. ***, +	5.28% + E	06/18/25	07/01/32	Senior	4,078,000	4,841,649
TeamSystem SpA ***, +	3.50%	06/20/24	02/15/28	Senior	6,000,000	7,077,296
TeamSystem SpA ***, +	3.50% + E##	07/17/24	07/31/31	Senior	3,830,000	4,551,667

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
High Yield Bonds (continued)
Western Europe (continued)
Wp/ap Telecom Holdings III B.V. ***, +	5.50%	05/29/24	01/15/30	Senior	€6,000,000	$7,121,172
Total Western Europe (0.69%)						104,725,803

Total High Yield Bonds (Cost $117,445,592)(0.82%)						$125,246,669
Asset-Backed Securities (0.51%)
North America (0.36%)
AGL CLO 9 Ltd. ***, +	6.50% + SFvv	04/11/24	04/20/37	Series 2020-9A, Class ER	$3,500,000	$3,569,635
AIMCO CLO 21 Ltd. ***, +	6.00% + SFvv	04/09/24	04/18/37	Series 2024-21A, Class E	3,000,000	3,085,891
Ballyrock CLO 18 Ltd . ***, +	5.75% + SFvv	03/21/25	04/15/38	Series 2021-18A, Class DR	2,260,000	2,188,133
Ballyrock CLO 20 Ltd. ***, +	6.20% + SFvv	09/18/24	10/15/36	Series 2022-20A, Class DR2	3,000,000	2,971,135
Benefit Street Partners CLO XXV Ltd ***, +	0.00%	12/17/25	01/15/35	Series 2021-25A, Class SUB	2,383,993	1,619,160
Benefit Street Partners CLO XXXIV Ltd. ***, +	6.70% + SFvv	03/22/24	07/25/37	Series 2024-34A, Class E	1,000,000	1,038,078
Benefit Street Partners CLO XXXIV Ltd. ***, +	0.00%	03/22/24	07/25/37	Series 2024-34A, Class SUB	2,500,000	1,753,750
CIFC Funding 2019-VI Ltd. ***, +	6.25% + SFvv	05/22/24	07/16/37	Series 2019-6A, Class ER	1,200,000	1,222,744
CIFC Funding 2021-I Ltd. ***, +	6.00% + SFvv	06/03/24	07/25/37	Series 2021-1A, Class ER	2,500,000	2,580,987
CIFC Funding 2021-IV Ltd. ***, +	6.20%+ SFvv	04/08/25	07/23/37	Series 2021-4A, Class ER	1,000,000	1,010,202
CIFC Funding 2021-VI Ltd. ***, +	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,523,417
CIFC Funding 2024-II Ltd. ***, +	0.00%	04/01/24	04/22/37	Series 2024-2A, Class SUBB	3,000,000	2,133,360
CIFC Funding Ltd. ***, +	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	1,024,258
Elmwood CLO 26 Ltd. ***, +	6.45% + SFvv	02/15/24	04/18/37	Series 2024-1A, Class E	2,500,000	2,584,360
Elmwood CLO 28 Ltd. ***, +	6.00% + SFvv	04/19/24	04/17/37	Series 2024-4A, Class E	1,400,000	1,436,998
Elmwood CLO VII Ltd. ***, +	5.90% + SFvv	09/26/24	10/17/37	Series 2020-4A, Class ERR	3,750,000	3,659,500
Elmwood CLO X Ltd. ***, +	5.95%+ SF	06/23/25	07/20/38	Series 2021-3A, Class ER2	2,000,000	1,966,320
Elmwood CLO XII Ltd ***, +	5.90% + E##	11/03/25	10/15/37	Series 2021-5A, Class ER	2,675,000	2,631,268
Magnetite XXIV Ltd. ***, +	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	4,101,482
OHA Credit Funding 19 Ltd. ***, +	5.60% + SFvv	05/31/24	07/20/37	Series 2024-19A, Class E	950,000	979,140
OHA Credit Funding 6 Ltd. ***, +	5.25%+ SFvv	10/11/24	10/20/37	Series 2020-6A, Class ER2	2,000,000	2,018,533
OHA Credit Partners XI Ltd. ***, +	5.75% + SFvv	05/06/24	04/20/37	Series 2015-11A, Class ER2	2,000,000	2,061,111
Palmer Square CLO 2024-2 Ltd. ***, +	5.70% + SFvv	05/30/24	07/20/37	Series 2024-2A, Class E	4,000,000	4,122,424
Southwick Park CLO LLC ***, +	6.25% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ERRSeries 2019-4A, Class ERR	1,000,000	982,321
Symphony CLO XXV Ltd. ***, +	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	729,832
Wellman Park CLO Ltd. ***, +	6.30% + SFvv	07/25/24	07/15/37	Series 2021-1A, Class ER	2,000,000	2,032,749
Total North America (0.36%)						55,026,788
Western Europe (0.15%)
Aurium CLO V Designated Activity Co. ***, +	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	€1,500,000	1,805,445
Avoca CLO XXVI DAC ***, +	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,435,479
Avoca CLO XXVI DAC ***, +	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	904,217
Blackrock European CLO VIII DAC ***, +	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	1,000,000	1,197,793
Boyce Park CLO Ltd. ***, +	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	$2,625,000	2,653,771
Brookhaven Park CLO Ltd. ***, +	6.50% + SFvv	03/15/24	04/19/37	Series 2024-1A, Class E	1,000,000	1,012,551
Carlyle Euro CLO 2021-1 DAC ***, +	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	€333,000	396,002
Carlyle Global Market Strategies Euro CLO 2015-1 Ltd ***, +	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUBR	7,562,921	3,189,983

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Asset-Backed Securities (continued)
Western Europe (continued)
Carysfort Park CLO ***, +	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	$603,645
CIFC European Funding CLO II DAC ***, +	5.85% + E##	10/17/25	10/15/39	Series -2A, Class ER	4,000,000	4,731,727
CVC Cordatus Loan Fund ***, +	8.00% + E##	11/07/22	01/15/37	Series -5A, Class ER3	1,050,000	1,254,064
OCP Euro Clo 2022-6 DAC ***, +	8.62% + E##	07/03/25	07/20/36	Series 2022-6A, Class FRR	1,500,000	1,760,836
Storm King Park CLO Ltd. ***, +	6.15% + SFvv	09/17/24	10/15/37	Series 2022-1A, Class ER	$1,500,000	1,494,526
Total Western Europe (0.15%)						22,440,039

Total Asset-Backed Securities (Cost $78,637,366)(0.51%)						$77,466,827
Floating Rate Loans (8.64%)
North America (6.34%)
AAL Delaware Holdco, Inc. +	2.75% + SFv	01/31/25	07/30/31	Senior	$2,381,980	2,400,297
Acrisure, LLC +	3.00% + SFv	05/06/25	11/06/30	Senior	13,556,809	13,600,868
Acrisure, LLC +	3.25% + SFv	06/05/25	06/21/32	Senior	2,189,000	2,200,624
Advisor Group, Inc. +	3.00% + SFv	07/17/25	07/30/32	Senior	2,100,000	2,109,408
AEA International Holdings (Lux) S.à.r.l. +	2.75% + SFvv	05/06/25	09/07/28	Senior	2,209,089	2,222,896
Ahead DB Holdings, LLC +	2.75% + SFvv	03/26/25	02/01/31	Senior	3,459,342	3,471,640
Aimbridge Acquisition Co., Inc. +	1.50% + SFvv	03/11/25	02/02/26	Senior	591,922	592,292
AIT Worldwide Logistics, Inc +	4.00% + SFvv	05/06/25	04/08/30	Senior	3,960,000	3,994,650
Albion Financing 3 S.à.r.l. +	3.00% + SFvv	07/01/25	05/21/31	Senior	4,868,757	4,897,970
Alera Group, Inc. +	3.25% + SFv	05/30/25	05/31/32	Senior	2,992,500	3,006,894
AlixPartners, LLP +	2.00% + SFv	07/31/25	08/12/32	Senior	7,121,679	7,150,165
Alliant Holdings Intermediate, LLC +	2.50% + SFv	09/30/25	09/19/31	Senior	6,200,185	6,227,652
Allied Universal Holdco LLC +	3.25% + SFv	08/06/25	08/20/32	Senior	4,788,000	4,822,665
Allwyn International AG +	2.50% + SFvvv	11/10/25	11/24/32	Senior	3,000,000	2,967,660
Alpha Generation LLC +	2.00% + SFv	09/19/24	09/30/31	Senior	6,544,296	6,563,700
Altera Corporation +	3.00% + SFvv	06/18/25	06/21/32	Senior	4,500,000	4,542,187
Amentum Government Services Holdings LLC +	2.25% + SFv	07/30/24	09/29/31	Senior	797,500	803,728
American Airlines, Inc. +	3.25% + SFvv	05/09/25	05/28/32	Senior	1,890,500	1,905,860
Amneal Pharmaceuticals LLC +	3.50% + SFv	07/24/25	08/01/32	Senior	7,680,750	7,726,374
Amneal Pharmaceuticals LLC +	6.87%	05/06/25	08/01/32	Senior	350,000	369,075
Anticimex International AB +, f	2.90% + SFvv	11/28/25	11/17/31	Senior	4,535,080	4,571,519
Aptean, Inc. +, e	Cash 3.25% + SFvv	03/21/25	03/26/32	Senior	655,044	179,046
Archkey Solutions LLC +, e	4.25% + SFvv	03/03/25	11/01/31	Senior	3,776,499	3,420,888
Argent Midco SAS +, f	3.00% + SFvvv	11/20/25	11/12/32	Senior	1,500,000	1,514,063
Aspire Bakeries Holdings LLC +	3.50% + SFv	07/31/25	12/23/30	Senior	990,000	985,611
Auris Luxembourg III S.à.r.l. +	3.50% + SFvvv	07/24/25	02/28/29	Senior	5,221,288	5,262,092
Avalara, Inc +	2.75% + SFvv	10/01/25	03/26/32	Senior	4,477,528	4,508,669
Bausch Health Companies Inc. +	6.25% + SFv	06/26/25	10/08/30	Senior	10,588,312	10,561,755
BCPE Empire Holdings, Inc. +	3.25% + SFvv	03/04/25	12/11/30	Senior	4,521,486	4,522,684
Beach Acquisition Bidco LLC +	3.25% + SFvv	06/26/25	09/12/32	Senior	1,850,000	1,867,057
Bella Holding Company, LLC +, f	3.00% + SFv	12/11/25	05/10/28	Senior	2,100,000	2,110,364
Bella Holding Company, LLC +, f	3.00% + SFv	03/31/25	05/10/28	Senior	10,968,777	11,022,908
Belron Finance 2019 LLC +	2.25% + SFvv	09/30/25	10/16/31	Senior	8,196,561	8,244,716
Blackhawk Network Holdings, Inc +	4.00% + SFv	05/06/25	03/12/29	Senior	6,107,310	6,156,443
Boost Newco Borrower, LLC +	2.00% + SFvv	05/06/25	01/31/31	Senior	1,782,034	1,789,153
Boxer Parent Company Inc. +	3.00% + SFvv	05/06/25	07/30/31	Senior	4,329,129	4,330,666
Cablevision Lightpath LLC +	3.00% + SFv	05/06/25	11/30/27	Senior	7,878,290	7,898,970

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
Calabrio, Inc. +	4.00% + SFvv	10/24/25	11/26/32	Senior	$6,000,000	$5,670,000
Calpine Corporation +	1.75% + SFv	05/06/25	01/31/31	Senior	9,950,000	10,028,238
Carestream Dental Technology, Inc. +	6.25% + SFv	05/06/25	08/30/30	Senior	3,513,857	3,566,565
CCC Intelligent Solutions Inc. +	2.00% + SFv	03/31/25	01/23/32	Senior	990,580	996,360
CFC Bidco 2022 Ltd. +	3.75% + SFvv	05/30/25	05/30/32	Senior	13,500,000	13,204,687
Charlotte Buyer, Inc. +	4.25% + SFv	05/06/25	02/11/28	Senior	4,016,130	3,964,241
Charter NEX US, Inc. +	2.75% + SFv	05/06/25	11/29/30	Senior	1,390,621	1,398,805
Chicago US Midco III LP +, e	2.50% + SFv	10/09/25	11/01/32	Senior	3,500,000	3,063,458
Chrysaor Bidco S.à.r.l. +	3.25% + SFvv	10/16/25	10/30/31	Senior	8,126,495	8,197,602
Citrin Cooperman Advisors LLC +, e	Cash 3.00% + SFvv	03/06/25	04/01/32	Senior	4,189,500	4,220,921
Clarios Global LP +	2.75% + SFv	03/31/25	01/28/32	Senior	2,094,750	2,109,151
Clydesdale Acquisition Holdings Inc. +	Cash 3.25% + SF (0.50% Floor)vv	03/27/25	04/01/32	Senior	3,032,984	3,039,551
Clydesdale Acquisition Holdings Inc. +, e	Cash 3.25% + SF (0.50% Floor)vv	03/27/25	04/01/32	Senior	43,058	43,152
CNT Holdings I Corp +	2.25% + SFvv	07/09/25	11/08/32	Senior	1,293,484	1,299,815
Colossus Acquireco LLC +	1.75% + SFvv	07/12/25	07/30/32	Senior	3,790,500	3,801,170
CommScope, Inc. +, f	4.75% + SFv	05/02/25	12/17/29	Senior	4,231,835	4,062,977
Conservice Midco, LLC +	2.75% + SFv	09/30/25	05/13/30	Senior	1,616,151	1,623,893
CoorsTek Inc +	3.00% + SFvv	10/10/25	10/28/32	Senior	2,200,000	2,218,799
Cotiviti Corporation +	Cash 2.75% + SFvv	02/14/25	03/26/32	Senior	4,477,500	4,309,594
CPPIB Capital, Inc. +	2.50% + SFvv	09/30/24	08/20/31	Senior	1,382,506	1,393,739
CQP Holdco LP +	2.00% + SFvv	05/06/25	12/31/30	Senior	7,839,193	7,859,496
Crown Subsea Communications Holding,Inc. +	3.50% + SFv	09/30/25	01/30/31	Senior	12,812,146	12,929,057
Cube Industrials Buyer Inc +	3.00% + SFvv	10/14/25	10/17/31	Senior	992,513	1,000,329
Daintree Bidco Pty Ltd +	4.47% + SFvv	11/24/25	11/25/32	Senior	2,700,000	2,693,250
Dawn Bidco, LLC +	3.00% + SFvv	10/07/25	08/20/32	Senior	8,700,000	8,709,961
Delta 2 (LUX) S.à.r.l. +	2.00% + SFvv	09/10/24	09/10/31	Senior	3,100,000	3,116,476
Delta TopCo, Inc. +	2.75% + SFvv	05/06/25	11/30/29	Senior	6,538,052	6,526,480
DG Investment Intermediate Holdings 2, Inc. +	3.75% + SFv	07/02/25	07/09/32	Senior	10,150,156	10,234,757
Dotdash Meredith Inc +	3.50% + SFvv	06/05/25	06/17/32	Senior	783,000	722,036
Dragon Buyer, Inc. +	2.75% + SFvv	09/24/24	09/30/31	Senior	5,742,000	5,757,360
DTI Holdco, Inc. +	4.00% + SFv	05/06/25	04/26/29	Senior	6,220,086	5,835,996
Dynamo Newco II GmbH +	3.25% + SFv	10/08/25	09/30/31	Senior	4,591,991	4,636,488
ECI Macola Max Holding, LLC +	2.75% + SFvv	09/30/25	05/09/30	Senior	1,624,191	1,635,105
Engineered Machinery Holdings, Inc. +, e, f	3.25% + SFvv	11/21/25	11/26/32	Senior	119,374	115,377
Engineered Machinery Holdings, Inc. +	3.25% + SFvv	11/26/25	11/26/32	Senior	2,158,521	2,177,193
Evergreen Acqco 1 LP +	3.00% + SFvv	09/12/25	09/17/32	Senior	1,070,667	1,077,294
Fiesta Purchaser, Inc. +	2.75% + SFv	09/30/25	02/12/31	Senior	6,205,933	6,161,343
Filtration Group Corporation +	2.75% + SFv	09/30/25	10/21/28	Senior	1,940,726	1,955,281
Finastra USA, Inc. +	4.00% + SFvv	07/31/25	09/15/32	Senior	5,500,000	5,389,340
First Student Bidco Inc +	2.50% + SF	08/08/25	08/15/30	Senior	3,043,175	3,059,973
First Student Bidco Inc +	2.50% + SF	08/08/25	08/15/30	Senior	556,825	559,757
Flash Charm, Inc. +	3.50% + SFvv	05/06/25	03/02/28	Senior	1,213,733	1,131,381
Flutter Financing B.V. +	2.00% + SFvv	07/24/25	06/04/32	Senior	895,500	900,909
Flynn Restaurant Group LP +	3.75% + SFv	07/11/25	01/28/32	Senior	5,273,341	5,311,019
Focus Financial Partners, LLC +	Cash 2.75% + SFvv	01/28/25	09/15/31	Senior	8,834,935	8,875,002

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
Fortis 333, Inc. +, f	3.50% + SFv	02/06/25	03/29/32	Senior	$2,985,000	$2,976,284
Froneri International Ltd. +, d	2.00% + SFvv	09/17/24	09/17/31	Senior	4,926,914	4,952,031
Froneri Lux Finco S.à.r.l. +	2.50% + SFvvv	07/16/25	08/02/32	Senior	5,984,000	6,006,260
Fugue Finance B.V. +	2.75% + SFvv	06/05/25	01/09/32	Senior	15,872,011	15,964,624
Genesys Cloud Services Holdings II LLC +	Cash 2.50% + SFvv	03/31/25	01/30/32	Senior	10,459,838	10,464,441
GFL Environmental Inc. +	Cash 2.50% + SFvv	03/07/25	02/04/32	Senior	1,197,000	1,203,925
Global Medical Response, Inc. +, f	3.50% + SFvv	09/19/25	10/01/32	Senior	13,826,996	13,944,871
Global Medical Response, Inc. +, f	7.37%	05/06/25	10/31/28	Senior	367,000	378,940
Gloves Buyer, Inc. +, f	4.00% + SFv	01/17/25	01/17/32	Senior	3,400,000	3,394,696
Golden State Food LLC +	4.00% + SFv	12/12/24	12/04/31	Senior	2,616,941	2,637,903
Grant Thornton Advisors LLC +	2.50% + SFv	05/06/25	06/02/31	Senior	3,851,445	3,868,950
Grant Thornton Advisors LLC +	3.00% + SFv	05/08/25	06/02/31	Senior	4,987,500	5,007,575
Green Infrastructure Partners Inc +	2.75% + SFvv	09/19/25	09/24/32	Senior	1,800,000	1,811,250
Heartland Dental, LLC +	3.75% + SFv	08/07/25	08/25/32	Senior	10,587,144	10,656,649
Herschend Entertainment Company, LLC +	3.25% + SFv	05/15/25	05/27/32	Senior	597,000	600,358
HIG Finance 2 Limited +	2.75% + SFvv	12/11/25	04/18/30	Senior	3,063,186	3,083,495
Hobbs & Associates LLC +, e	2.75% + SFv	09/30/24	07/23/31	Senior	5,913,983	5,409,916
Holding Socotec +, f	3.25% + SFvv	07/22/25	06/02/31	Senior	1,756,327	1,773,065
HS Purchaser, LLC +	6.00% + SFvv	11/21/25	05/21/29	Senior	2,870,509	2,691,102
HS Purchaser, LLC +	0.00% + SFvv	11/21/25	05/19/29	Senior	3,600,000	2,946,556
HUB International Limited +	2.25% + SFvv	05/06/25	06/20/30	Senior	921,796	927,617
Hunter Douglas Inc. +	3.25% + SFvv	05/06/25	01/20/32	Senior	7,045,430	7,095,347
IGT Holding IV AB +	3.00% + SFvv	10/06/25	09/01/31	Senior	3,324,000	3,361,395
Illuminate Buyer, LLC +	2.50% + SFv	09/30/25	12/31/29	Senior	5,570,036	5,591,787
Imagine Learning LLC +	3.50% + SFv	05/06/25	12/21/29	Senior	8,932,567	8,721,000
Inception Holdco S.à.r.l. +	3.25% + SFvv	06/06/25	04/18/31	Senior	1,386,278	1,400,487
Ineos US Finance LLC +, f	2.50% + SFv	05/02/25	11/08/28	Senior	1,705,438	1,470,940
Inmar, Inc. +	4.50% + SFvv	06/30/25	10/30/31	Senior	2,271,336	2,254,301
INNIO Group Holding GmbH +	2.25% + SFvv	10/03/25	11/02/28	Senior	4,000,000	4,022,500
International Entertainment JJCo 3 Ltd +	3.00% + SFvv	10/31/25	04/29/32	Senior	4,577,029	4,577,029
Iridium Satellite LLC +	2.25% + SFv	03/26/25	09/20/30	Senior	8,945,196	8,747,641
Jane Street Group, LLC +	2.00% + SFvv	10/01/25	12/15/31	Senior	1,994,751	1,993,983
John Bean Technologies Corp +	1.75% + SFv	09/30/25	01/02/32	Senior	992,500	996,842
Kaman Corporation +	2.50% + SFvv	01/30/25	02/26/32	Senior	2,273,060	2,286,983
Kaman Corporation +, e	2.50% + SFvv	01/30/25	02/26/32	Senior	215,414	20,469
kdc/one Development Corporation, Inc. +	3.50% + SFvv	08/08/25	08/15/28	Senior	6,887,726	6,650,995
King US Bidco Inc +	5.24%	11/12/25	12/01/32	Senior	2,778,000	3,297,101
KKR Apple Bidco, LLC +	2.50% + SFv	02/14/25	09/23/31	Senior	4,455,000	4,488,412
KnowBe4, Inc. +	3.75% + SFvv	07/22/25	07/23/32	Senior	2,700,000	2,710,125
Lernen Bidco Limited +	3.50% + SFvvv	07/24/25	10/27/31	Senior	8,358,079	8,399,869
LSF12 Crown US Commercial Bidco LLC +	3.50% + SFv	09/30/25	12/02/31	Senior	6,606,376	6,654,074
Madison IAQ LLC +	2.75% + SFvv	11/06/25	11/08/32	Senior	5,729,081	5,776,346
Madison Safety & Flow LLC +	2.50% + SFv	10/07/25	09/26/31	Senior	1,653,317	1,670,024
Matador Bidco S.à.r.l. +	4.25% + SFv	05/06/25	07/30/29	Senior	8,523,676	8,559,902
Mavis Tire Express Services Corp. +	3.00% + SFvv	06/10/25	05/04/28	Senior	2,580,500	2,595,131
McAfee, LLC +	3.00% + SFv	05/06/25	03/01/29	Senior	3,115,148	2,887,680

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
MDVIP, Inc. +	2.75% + SFv	08/14/25	10/14/31	Senior	$4,208,902	$4,235,881
Minimax Viking GmbH +	2.00% + SFv	03/27/25	03/17/32	Senior	2,089,513	2,103,440
MJH Healthcare Holdings, LLC +	3.75% + SFv	10/09/25	01/29/29	Senior	5,000,000	4,687,500
MJH Healthcare Holdings, LLC +	2.75% + SFv	09/30/25	01/29/29	Senior	3,616,907	3,325,312
Motion Finco S.à.r.l. +	3.50% + SFvv	05/06/25	11/12/29	Senior	2,938,029	2,656,713
Naked Juice LLC +	3.25% + SFvv	04/09/25	01/24/29	Senior	1,320,343	819,346
Naked Juice LLC +	6.00% + SFvv	05/06/25	01/24/30	Senior	345,019	76,077
National Mentor Holdings, Inc. +, e	6.00% + SFv	12/05/25	12/12/30	Senior	3,114,000	2,163,441
NEP Group, Inc. +	4.50% + SFv	10/09/25	10/17/31	Senior	8,072,382	7,463,038
Newly Weds Foods Inc. +	Cash 2.25% + SFvv	03/19/25	03/15/32	Senior	4,477,500	4,505,484
Nielsen Consumer Inc. +	2.25% + SFv	08/29/25	10/31/30	Senior	4,565,558	4,584,961
Nomad Foods Europe Midco Limited +	2.50% + SFvvv	10/29/25	10/28/32	Senior	1,815,403	1,830,153
Nouryon Finance B.V. +	3.25% + SFvv	05/06/25	04/03/28	Senior	2,628,133	2,635,795
Nouryon Finance B.V. +	3.25% + SFvv	05/06/25	04/03/28	Senior	2,352,285	2,362,588
NSM Top Holdings Corp. +	4.75% + SFvv	06/13/25	05/14/29	Senior	3,894,787	3,935,371
NSM Top Holdings Corp. +	4.25% + SFvv	11/21/25	05/14/29	Senior	736,509	744,184
Nuvei Technologies Corp. +	2.50% + SFv	08/29/25	11/17/31	Senior	3,721,921	3,731,560
Nvent Electric Public Limited Company +	3.00% + SFv	03/31/25	01/30/32	Senior	1,845,375	1,858,828
Olympus Water US Holding Corporation +	3.00% + SFvv	05/06/25	06/20/31	Senior	1,363,349	1,357,697
Olympus Water US Holding Corporation +	3.25% + SFvv	07/24/25	07/23/32	Senior	2,100,000	2,095,622
OMNIA Partners LLC +	2.75% + SFvv	11/07/25	12/31/32	Senior	199,500	200,484
OneDigital Borrower LLC +	3.00% + SFv	05/06/25	07/02/31	Senior	7,757,621	7,796,564
Opal Bidco SAS +	3.00% + SFvv	10/30/25	04/28/32	Senior	6,084,750	6,150,344
Orion US Finco Inc. +	3.50% + SF	05/20/25	10/08/32	Senior	4,800,000	4,834,512
OVG Business Services, LLC +	3.00% + SFv	11/06/25	06/25/31	Senior	2,194,444	2,202,685
Paint Intermediate III LLC +	3.00% + SFvv	09/11/24	09/11/31	Senior	1,290,250	1,301,378
Paradigm Parent, LLC +	4.50% + SFvv	07/24/25	04/16/32	Senior	6,483,750	5,799,487
Peer Holding III B.V. +	2.25% + SF	09/25/25	09/29/32	Senior	4,300,000	4,331,175
Pegasus BidCo BV +	2.75% + SFvv	09/30/25	07/12/29	Senior	6,897,884	6,961,137
PetSmart, Inc. +	4.00% + SFv	10/20/25	08/18/32	Senior	5,922,879	5,925,841
Ping Identity Corporation +	2.75% + SFvv	10/31/25	11/15/32	Senior	1,300,000	1,310,569
Pinnacle Buyer LLC +, e	6.50% + SFv	09/11/25	09/10/32	Senior	898,113	758,488
Plano HoldCo, Inc. +	3.50% + SFvv	08/02/24	08/15/31	Senior	3,267,769	3,161,566
Primary Products Finance LLC +	3.25% + SFv	05/06/25	04/01/29	Senior	2,057,149	2,039,663
Primo Brands Corporation +	2.25% + SFvv	05/06/25	03/31/28	Senior	1,337,495	1,344,517
Proampac PG Borrower LLC +	4.00% + SFvv	05/06/25	09/15/28	Senior	1,967,722	1,973,674
Project Alpha Intermediate Holding, Inc. +	3.25% + SFvv	05/06/25	10/26/30	Senior	6,288,400	6,248,123
Prometric Holdings, Inc. +	3.75% + SFvv	06/18/25	06/25/32	Senior	5,386,500	5,414,294
Proofpoint, Inc. +	3.00% + SFvv	06/18/25	08/31/28	Senior	1,496,193	1,506,674
Propulsion (BC) Finco S.à.r.l. +	2.50% + SFvv	11/21/25	12/01/32	Senior	1,500,000	1,510,448
Pye-Barker Fire & Safety, LLC +, f	2.50% + SFvv	12/09/25	12/16/32	Senior	559,000	556,205
Pye-Barker Fire & Safety, LLC +		12/09/25	12/16/32	Senior	3,741,000	3,775,492
Qnity Electronics Inc +	2.00% + SF	08/12/25	08/12/32	Senior	4,400,000	4,433,000
Quartz Acquireco LLC +	Cash 2.25% + SFvv	03/25/25	06/28/30	Senior	4,949,367	4,958,647
Quikrete Holdings, Inc. +	Cash 2.25% + SFvv	03/31/25	02/10/32	Senior	2,858,400	2,875,307
Radiology Partners Inc +	4.50% + SFvv	06/26/25	06/25/32	Senior	7,381,500	7,402,906

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
Rand Parent, LLC +	3.00% + SFvv	05/06/25	03/18/30	Senior	$11,479,662	$11,553,820
Raven Acquisition Holdings LLC +, e	3.00% + SFv	12/31/24	11/19/31	Senior	2,979,000	2,792,755
Recess Holdings, Inc. +	Cash 3.75% + SF (1.00% Floor)vv	01/24/25	02/20/30	Senior	14,720,923	14,843,990
Red Planet Borrower, LLC +	4.00% + SFv	08/07/25	09/08/32	Senior	12,000,000	12,048,780
Resideo Funding Inc. +	2.00% + SFvv	08/08/25	08/13/32	Senior	2,493,750	2,506,219
Ring Container Technologies Group, LLC +	2.50% + SFv	09/11/25	09/15/32	Senior	997,500	1,002,802
Rithum Holdings Inc +	4.75% + SFvv	07/02/25	07/21/32	Senior	3,291,750	3,303,074
Rohm Holding GmbH +	Cash 5.50% + SFvvv; PIK 1.49%	02/19/25	01/31/29	Senior	6,694,431	6,280,782
Ryan Specialty Group LLC +	2.00% + SFv	09/10/24	09/15/31	Senior	990,000	993,198
Ryan, LLC +	3.50% + SFv	11/07/25	11/05/32	Senior	4,021,378	4,014,683
Sanmina Corp +	2.00% + SFv	08/07/25	10/27/32	Senior	2,600,000	2,611,375
Saphilux S.à.r.l. +	3.00% + SFvv	09/30/25	07/18/28	Senior	11,477,487	11,567,126
Sauer Brands Inc. +, e	3.00% + SFv	03/31/25	02/04/32	Senior	995,431	915,923
SCIH Salt Holdings Inc. +	2.75% + SFvv	12/04/25	01/31/29	Senior	497,494	500,541
Shift4 Payments, LLC +, f	2.50% + SFvv	05/08/25	06/30/32	Senior	897,750	905,789
Skopima Merger Sub Inc. +	3.75% + SFv	05/06/25	05/12/28	Senior	12,644,357	11,377,646
Southern Veterinary Partners, LLC +	2.50% + SFvv	07/22/25	12/04/31	Senior	2,389,262	2,399,309
Sovos Compliance, LLC +	3.25% + SFv	09/30/25	08/13/29	Senior	4,592,605	4,616,876
Spa Holdings 3 Oy +, f	4.25% + SFvv	05/23/25	05/23/30	Senior	6,666,542	6,719,874
Spectris Plc +	2.75% + SF	09/26/25	09/24/32	Senior	1,945,125	1,959,713
Speed Midco 3 S.a r.l. +	2.50% + SF	09/22/25	09/23/32	Senior	2,500,000	2,506,250
Spring Education Group, Inc. +, e	3.25% + SFvv	09/29/23	10/04/30	Senior	7,681,445	7,747,851
Stepstone Group Midco 2 GmbH/ The +	4.50% + SF	08/19/25	12/19/31	Senior	150,000	141,000
Stonepeak Nile Parent LLC +	2.25% + SFvv	09/23/25	04/09/32	Senior	5,800,000	5,813,282
Storable, Inc. +	Cash 3.25% + SFvv	03/31/25	04/16/31	Senior	2,779,000	2,798,550
Student Transportation of America Holdings, Inc +, e	3.25% + SFvv	06/10/25	06/24/32	Senior	895,500	903,895
Summer (BC) Holdco B S.a r.l +	5.00% + SFvv	05/06/25	02/15/29	Senior	2,679,516	2,516,736
Summit Acquisition Inc +	3.50% + SFv	07/16/25	10/16/31	Senior	1,593,506	1,607,449
Sunrise Financing Partnership +	2.50% + SFvvv	03/28/25	02/15/32	Senior	4,300,000	4,325,090
Surgery Center Holdings, Inc. +	2.50% + SFv	08/11/25	12/19/30	Senior	2,076,164	2,090,251
Tacala, LLC +	3.00% + SFv	10/13/25	01/31/31	Senior	2,358,210	2,381,167
team.blue Finco S.à.r.l. +	3.25% + SFvv	07/02/25	07/12/32	Senior	7,562,000	7,621,097
Tecta America Corp. +	Cash 3.00% + SFvv	02/12/25	02/18/32	Senior	1,396,500	1,404,649
Thevelia (US) LLC +	3.00% + SFvv	09/30/24	06/18/29	Senior	8,900,089	8,944,589
Titan Acquisition Limited +, e	3.75% + SFvv	11/20/25	02/15/29	Senior	1,000,000	—
TK Elevator Midco GmbH +	3.00% + SFv	03/04/25	04/30/30	Senior	9,683,496	9,764,062
TKO Worldwide Holdings, LLC +	2.00% + SFvv	09/09/25	11/21/31	Senior	597,000	601,597
TMF Group Holding B.V. +	2.75% + SFvv	01/15/25	05/03/28	Senior	1,938,581	1,953,120
TransDigm, Inc. +	2.50% + SFvv	08/13/25	08/19/32	Senior	4,081,770	4,106,281
TransDigm, Inc. +	2.50% + SFvv	09/25/24	01/19/32	Senior	4,641,250	4,667,752
Trident TPI Holdings, Inc. +	3.75% + SFvv	05/06/25	09/15/28	Senior	1,637,974	1,554,937
Trio Bidco, Inc. +	4.00% + SFvv	10/08/25	10/29/32	Senior	400,000	396,127
Trio Bidco, Inc. +		10/08/25	10/29/32	Senior	3,800,000	3,821,850
TRQ Sales LLC +	3.25% + SFvv	08/13/25	12/30/32	Senior	3,400,000	3,400,000
Trucordia Insurance Holdings LLC +	3.25% + SFv	06/12/25	06/17/32	Senior	6,483,750	6,504,044
Truist Insurance Holdings LLC +	2.75% + SFvv	05/30/25	05/06/31	Senior	900,000	904,878

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
North America (continued)
UKG Inc. +	3.00% + SFv	05/06/25	02/10/31	Senior	$3,899,856	$3,904,341
Upbound Group Inc +	2.75% + SF	08/13/25	08/13/32	Senior	3,391,500	3,415,529
Upfield B.V. +	3.75% + SFvv	05/06/25	01/03/28	Senior	12,887,543	12,640,489
Varsity Brands, Inc. +	3.00% + SFvv	09/18/25	08/26/31	Senior	3,781,000	3,799,319
Verifone Systems, Inc. +, f	5.25% + SFvv	04/07/25	08/18/28	Senior	4,975,000	4,724,558
Virtusa Corporation +	3.25% + SFvv	06/14/24	02/15/29	Senior	2,731,174	2,745,813
Vision Solutions, Inc. +	4.00% + SFvv	05/06/25	04/24/28	Senior	3,267,321	2,902,476
Voyager Parent, LLC +, f	4.75% + SFvv	05/08/25	07/01/32	Senior	3,990,000	3,894,372
Waystar Technologies, Inc. +	2.00% + SFv	08/06/25	10/22/29	Senior	5,850,009	5,893,884
Windsor Holdings III, LLC +	2.75% + SFv	05/06/25	08/01/30	Senior	2,249,631	2,263,342
WOOF Holdings, Inc +	3.95% + SFvv	05/30/25	12/31/29	Senior	1,951,034	1,165,743
WOOF Holdings, Inc +	3.75% + SFvv	05/30/25	12/31/29	Senior	1,138,830	132,862
Worldwide Express Operations, LLC +	4.00%+SFvv	12/31/24	07/26/28	Senior	6,145,728	6,181,158
XPLOR T1 LLC +	3.50% + SFvv	10/29/25	12/01/32	Senior	3,690,750	3,723,044
Zacapa S.à.r.l. +	3.75% + SFvv	12/31/24	03/22/29	Senior	10,728,961	10,771,877
Ziggo Financing Partnership +	3.25% + SFvvv	10/06/25	01/15/33	Senior	3,500,000	3,495,083
Total North America (6.34%)						969,028,298
Western Europe (2.30%)
AD Education +, d	4.00% + E####	10/22/24	11/14/31	Senior	€4,500,000	4,564,817
AI Sirona (Luxembourg) Acquisition S.à.r.l. +	4.00% + E#	10/07/25	10/07/32	Senior	9,500,000	11,235,361
AI Sirona (Luxembourg) Acquisition S.à.r.l. +	4.00% + E#	05/09/25	09/30/28	Senior	4,300,000	5,080,758
Apleona Holding GmbH +, e, f	4.25% + E	05/02/25	04/10/32	Senior	4,600,000	5,468,072
Artemis Acquisitions (UK) Limited +	3.00% + E##	05/06/25	07/07/31	Senior	4,000,000	4,728,541
Artemis Bidco SAS +	3.75% + E##	05/28/25	05/28/32	Senior	3,600,000	4,244,653
Athena Holdco S.A.S. +	3.00% + E##	09/30/25	04/14/31	Senior	3,400,000	4,029,621
Auris Luxembourg III S.à.r.l. +	3.75% + E###	07/24/25	02/28/29	Senior	4,000,000	4,698,855
AutoForm Engineering GmbH +	3.75% + E###	10/01/25	02/28/29	Senior	3,300,000	3,925,712
BCP V Modular Services Holdings IV Limited +, f	4.43% + E##	07/02/25	07/10/31	Senior	3,100,000	3,432,147
Care Bidco SAS +, d	3.75% + E##	05/13/24	11/06/28	Senior	2,100,000	2,495,542
Casper BidCo SAS +	3.75% + E#	05/06/25	03/21/31	Senior	7,400,000	8,781,517
CD&R Firefly Bidco Limited +, f	4.75% + SF>>	05/06/25	04/29/29	Senior	12,000,000	16,239,423
Celsa Opco SA +	8.25%	12/04/25	12/15/30	Senior	1,800,000	2,214,209
Cerelia +	3.75% + E	06/03/25	06/24/32	Senior	2,600,000	3,086,589
Clarios Global LP +	3.00% + E#	05/06/25	07/16/31	Senior	7,012,491	8,322,282
Colosseum Dental Finance BV +	3.50% + E	06/23/25	03/22/32	Senior	1,900,000	2,254,524
Cooper Consumer Health +	3.75% + E#	07/01/25	11/06/28	Senior	3,300,000	3,922,321
Dorna Sports, S.L. +	2.75% + E##	07/30/25	08/18/32	Senior	5,100,000	6,045,509
Eagle Bidco Limited +	3.75% + E#	09/29/25	02/29/32	Senior	6,900,000	8,203,243
Elsan SAS +	3.50% + E##	05/06/25	06/16/31	Senior	5,000,000	5,575,824
Finco Utilitas BV +	3.20% + E##	05/30/25	09/30/30	Senior	4,300,000	5,104,516
Fugue Finance B.V. +	3.25% + E##	05/06/25	01/09/32	Senior	3,000,000	3,559,828
HBX Group International PLC +	Cash 2.75% + E###	03/26/25	02/18/32	Senior	5,200,000	6,106,404
Holding Socotec +	3.50% + E##	07/22/25	06/02/31	Senior	1,000,000	1,189,428
HomeVi S.a.S. +	4.75% + E##	07/31/25	10/31/29	Senior	8,033,333	9,423,706
Inspired FinCo Holdings Ltd. +, f	Cash 3.25% + E###	02/06/25	02/28/31	Senior	3,300,000	3,908,739
International Entertainment JJCo 3 Ltd. +, f	4.50% + SF>>	05/02/25	04/29/32	Senior	£2,500,000	3,382,742
ION Platform Finance S.à.r.l. +	7.88%	09/30/25	09/30/32	Senior	$1,091,000	1,049,943

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Public Investments (continued)
Floating Rate Loans (continued)
Western Europe (continued)
Lernen Bidco Limited +	3.75% + E###	11/28/25	04/25/29	Senior	€6,000,000	$7,139,983
LSF10 XL Bidco S.C.A. +	4.75% + E##	07/24/25	04/30/31	Senior	5,000,000	5,958,852
Luna 2.5 S.à.r.l. +	3.50% + E#	06/18/25	06/28/32	Senior	1,600,000	1,899,806
MasOrange Finco Plc +	Cash 2.75% + E##	02/21/25	03/25/31	Senior	24,197,458	28,540,592
Motel One GmbH +, f	3.63% + E#	12/05/25	06/04/32	Senior	8,300,000	9,862,454
Neuraxpharm Arzneimittel GmbH +	3.75% + E###	07/17/25	12/16/30	Senior	1,676,690	1,996,024
Neuraxpharm Arzneimittel GmbH +	3.75% + E###	07/17/25	12/16/30	Senior	521,941	621,672
Nidda Healthcare Holding GmbH +	5.28%	10/01/25	10/15/32	Senior	3,803,000	4,514,172
Nobian Finance B.V. +	Cash 3.50% + E##	03/04/25	07/31/30	Senior	5,400,000	6,082,068
Nobian Finance B.V. +	3.75% + E##	05/30/25	07/01/29	Senior	3,200,000	3,647,121
Piolin Bidco, S.A.U. +	3.75% + E##	09/30/25	09/16/29	Senior	6,799,600	8,072,342
Platin2025 Holdings S.a r.l. +	3.15% + E##	05/06/25	12/29/28	Senior	6,000,000	7,131,704
Prosol SAS +, f	3.75% + E##	06/04/25	07/12/31	Senior	6,900,000	8,169,941
Quimper AB +	3.75% + E##	06/25/25	03/29/30	Senior	5,300,000	6,309,381
Quimper AB +, d	3.75% + E#	05/17/24	03/15/30	Senior	7,000,000	8,333,145
Rohm Holding GmbH +	5.00% + E##	05/06/25	01/31/29	Senior	6,017,276	6,702,694
Rubix Group Midco 3 Limited +	4.00% + E###	08/12/25	09/30/28	Senior	6,400,000	7,592,383
Sante Cie +, f	3.50% + E	07/03/25	12/17/31	Senior	1,600,000	1,901,591
Siaci Saint Honore +	3.50% + E##	07/18/25	07/26/32	Senior	7,800,000	9,274,101
Solina Bidco +, f		07/02/25	07/28/28	Senior	6,700,000	7,971,919
Speedster Bidco GmbH +, d	3.50% + E###	10/18/24	10/17/31	Senior	10,000,000	11,848,773
Sport Group Holding GmbH +	Cash 4.00% + E###	01/08/25	07/08/31	Senior	2,600,000	2,839,464
Summer (BC) Holdco B S.à.r.l. +	Cash 4.50% + E###	03/04/25	01/31/29	Senior	3,737,050	4,108,666
Summer (BC) Holdco B S.à.r.l. +	4.50% + E##	05/07/24	01/31/29	Senior	570,642	627,387
Talbot Participation S.A.S +	3.50% + E###	06/27/25	06/25/32	Senior	6,200,000	7,341,761
team.blue Finco S.à.r.l. +	3.50% + E##	10/01/25	09/30/29	Senior	10,700,000	12,681,705
Thyme HoldCo S.a r.l. +	3.50% + E##	06/27/25	06/28/32	Senior	5,800,000	6,886,898
TMF Group Holding B.V. +	3.25% + E##	05/06/25	05/03/28	Senior	2,000,000	2,377,094
Total Webhosting Solutions BV +	4.00% + E#	07/02/25	11/04/31	Senior	4,000,000	4,689,859
Verisure Holding AB +	2.25% + E##	10/24/25	11/03/32	Senior	3,512,195	4,155,065
Total Western Europe (2.30%)						351,553,443

Total Floating Rate Loans (Cost $1,295,374,338)(8.64%)						$1,320,581,741

Total Public Investments (Cost $1,979,504,562)(13.36%)						$2,042,071,477

Private Equity Investments (97.24%) Direct Investments * (64.39%) Direct Equity (59.40%)	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Asia - Pacific (1.28%)
AAVAS Financiers Limited +, a, e	Common equity	06/23/16	—	$43,012,369	$3,098,888
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	10,621,500	13,493,872
Compass Education +, a, e	Common equity	01/21/25	19,328,293	19,328,293	20,898,292
Continuity CNC Capital Limited +, a	Common equity	03/01/18	—	1,021	1
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Preferred equity	03/06/25	389,330	247,182	259,602
GreenSquare Operating HoldCo Pte. Ltd. +, a, e	Common equity	03/06/25	7,946	5,045	5,298
Huntress Co-Investment L.P., 1 +, a, c	Limited partnership interest	04/08/16	—	1	1
PG Lotus Pte Ltd. +, a, b, e	Common equity	10/31/25	1,035,414	1,035,414	2,377,987
PG Lotus Pte Ltd. +, a, b, e	Preferred equity	10/31/25	19,672,865	19,672,865	19,672,865

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	$29,283,000	$29,159,748
Murra Warra Asset Hold Trust +, a, e	Common equity	09/10/18	—	1	1
Murra Warra II Asset Hold Trust +, a, e	Common equity	07/30/20	—	11,765	1
Murra Warra II Project Hold Trust +, a, e	Common equity	07/30/20	—	2,942	1
Murra Warra Project Hold Trust +, a, e	Common equity	09/10/18	—	—	1
Partners Terra Pte. Ltd. +, a, e	Common equity	05/14/21	8,545,185	8,649,608	12,444,984
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	—	5,429,378	—
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	—	50,374,952	1,871,265
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,387	1,203,412	1,681,009
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	22,978,362	31,939,166
PG Power Pte. Ltd. +, a, e	Common equity	10/30/24	446,902	2,355,583	5,141,415
Platform Hold Trust +, a, e	Preferred equity	03/06/25	17,921,420	1,219,920	1,280,678
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	16,455,651	16,455,651
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	1,571,724	1,704,922	11,518,990
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	4,494,395	4,502,894	4,502,894
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	18,518,292	19,377,208
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	51,175,305	—
Total Asia - Pacific (1.28%)					195,179,818
North America (29.25%)
Aimbridge Acquisition Co., Inc. +, a	Common equity	03/11/25	4,145,864	4,996,003	4,996,005
Alliant Holdings, L.P. +, a, c	Limited partnership interest	12/01/21	—	24,784,703	46,120,639
Allied Benefit Systems Holdings LP +, a, c	Limited partnership interest	10/22/24	—	30,810,000	34,174,175
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	27,959,148	36,778,067
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	4,655,679	2,176,954
AppLogic Networks OpCo I LLC +, a	Common equity	03/03/25	351,924	351,924	351,924
Arroyo Dunamis Direct Investment I-B, L.P. +, a, c, e	Limited partnership interest	02/25/25	—	6,070,655	11,700,393
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	01/31/20	—	44,578,381	90,921,806
BCPE Hercules Holdings, LP +, a	Common equity	07/30/18	869,932	869,931	2,088,586
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	150,000	241,456
CapitalSpring Finance Company, LLC +, a	Common equity	03/01/17	3,020,546	4,168,272	2,853,582
Carestream Dental Technology, Inc. +, a	Common equity	08/30/24	306,125	6,473,969	6,473,967
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	17,127,003	27,383,868
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	56,634	1
CBI Parent, L.P. +, a, c	Limited partnership interest	01/06/21	—	117,093,144	—
CBI Parent, L.P. +, a	Preferred equity	10/17/22	—	5,611,689	—
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	53,921,126	203,486,520
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	94,154	53,042
Clarience Technologies, LLC +, a	Common equity	03/05/24	—	1	1
Confluent Health Holdings LP +, a, b	Common equity	05/30/19	30,344	33,244,066	71,696,606
ConvergeOne Holdings, Inc. +, a	Common equity	06/06/24	99,273	2,154,218	—
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,348,750	1,736,868
Cure Holdings, LLC +, a	Common equity	05/13/21	263,891	3,602,070	1,755,531
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	27,230	18,115
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	135,493,757	195,943,483
ECP Holding Company, LLC +, a, c, e	Member interest	03/15/16	—	—	123,590
ECP Parent, LLC +, a, b, e	Common equity	01/15/21	105,520,023	107,129,344	89,924,065
ECP Parent, LLC +, a, b, e	Preferred equity	12/21/23	8,508,337	8,508,422	11,894,358
EdgeCore Holdings, L.P. +, a, c, e	Limited partnership interest	08/22/24	—	102,741,750	248,882,205
Elgin Co-Investment, L.P.2 +, a	Common equity	11/28/16	—	1	1
Encore Holdings LP +, a, b, e	Common equity	07/01/22	71,510	86,581,448	187,531,520
ENFRA +, a, c, e	Limited partnership interest	03/15/22	—	34,340,784	62,642,363

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	$34,700,081	$87,451,976
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	94,861,790	140,758,865
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	103,097,510	159,183,277
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	56,985,983	57,748,854
EQT X Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	07/02/24	—	20,475,870	26,184,522
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	9,367,969	—
FH EP Parent L.P. +, a, c, e	Limited partnership interest	03/12/24	—	10,073,101	19,774,887
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	47,761,620	80,258,245
Gateway Fleets Holdings, LP +, a, b, c, e	Limited partnership interest	09/30/24	—	1,833,960	2,078,379
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	23,291,365	12,475,073
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	58,809	—
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	184,782,721	400,511,928
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	151,702,453	169,514,444
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	250,000	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	1	374,836
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	56,035,477	106,478,614
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	716,331	126,657
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	187,500,000	256,401,000
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	61,566,000	52,031,581
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	252,000	99,101
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	5,474,212	51,215,531	52,055,529
Lumin Digital, LLC +, a, e	Preferred equity	11/20/24	5,098,332	30,636,092	39,366,232
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	12/27/23	—	11,341,677	19,843,741
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	317,827	268,227
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	172,633	145,692
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	39,121,173	33,016,001
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	22,375,189	28,425,193
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	60,534,545	79,044,859
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	15,306,665	26,691,058
OMNIA Partners +, a, e	Common equity	10/23/20	3,000,000	3,511,834	3,524,703
Onecall Holdings, L.P. +, a	Common equity	11/29/17	—	—	435,437
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	45,225,381	117,675,266
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	40,522,608	65,623,811
PCI Pharma Services +, a	Limited partnership interest	10/15/25	—	19,000,000	19,000,000
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	32,126,730	76,874,414
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	42,616	48,694,632	106,726,800
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,120,924	1,200,619
Real Hero Topco, L.P. +, a, c, e	Limited partnership interest	04/01/21	—	14,835,863	19,767,972
RevSpring, Inc. +, a	Limited partnership interest	03/12/24	—	132,829	226,834
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	9,357,130	9,472,916
Sandvine Corporation +, a	Common equity	03/03/25	50,291	923,247	923,247
SC Landco Parent, LLC +, a	Common equity	11/28/16	2,672	3	484,364
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	1	51,462
Shingle Coinvest LP +, a, c, e	Limited partnership interest	05/29/18	—	—	1
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	47,119,381	87,089,555
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c, e	Limited partnership interest	08/18/17	—	25,375	2
SnackTime PG Holdings, Inc. +, a, e	Common equity	05/23/18	—	55,011,041	—
SnackTime PG Holdings, Inc. +, a, e	Member interest	05/23/18	—	14,874,472	—
Space Co-Invest LP +, a, c, e	Limited partnership interest	01/17/25	—	20,339,023	21,813,074
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	90,509,738	150,830,586
St. Croix Hospice +, a, e	Limited partnership interest	10/24/25	—	14,227,973	15,908,965

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	$178,485,000	$240,508,894
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	34,046,068	33,469,532
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	12/28/22	—	54,663,564	70,169,868
Surveyor Co-Invest SCSp +, a, c, e	Limited partnership interest	10/17/24	—	22,552,209	31,188,555
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	4,189,244	7,796,367
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	71,817,900	131,387,185
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	4,632,829	3,300,706
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	3,627,408	7,330,803
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	22,348,477	31,596,967
VEPF VII Co-Invest 2-A, LP +, a, c, e	Limited partnership interest	04/06/21	—	64,612,758	—
Vistra Group Holdings (BVI) II Limited +, a	Common equity	11/04/15	—	7,428	—
WHCG Purchaser, L.P. +, a, b, e	Preferred equity	08/02/24	10,934,833	14,022,833	16,005,241
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	68,399,200	10,950,986
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1,441,200	1
Total North America (29.25%)					4,473,593,597
Rest of World (1.26%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	7,070,769	7,720,714
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	969,116	2,695,282
PG Investment Company 1113B S.à r.l. +, a, e	Common equity	10/01/24	63,259,178	31,797,288	168,138,802
PG Investment Company 53 S.à.r.l. +, a	Preferred equity	03/04/24	6,084,618	6,624,409	8,970,570
PG Investment Company 53 S.à.r.l. +, a	Common equity	03/04/24	711,884	774,648	4,712,606
Velvet LP SCS +, a, c	Limited partnership interest	03/04/24	—	144,157	207,413
Total Rest of World (1.26%)					192,445,387
Western Europe (27.61%)
Akur8 SAS +, a, e	Common equity	08/28/24	684,686	7,155,760	8,752,556
Akur8 SAS +, a, e	Preferred equity	08/28/24	876,616	9,814,728	11,206,061
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	12,366,563	20,433,338
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,798,292	4,837,851
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	2,950	264,626	329,296
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	21,849,512	10,275,377
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	07/14/23	—	402,797	172,361
Audiotonix Co-Invest SCSp +, a, c, e	Limited partnership interest	07/23/24	—	13,873,440	17,112,790
BC European Capital X - Ceramtec Co-Investment (1) LP +, a, e	Common equity	02/06/18	—	700,484	1
Blackstone Cornerstone Co-Invest (CYM) L.P. +, a, c, e	Limited partnership interest	04/16/24	—	22,246,954	24,951,605
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	149,423,941	325,962,388
Camelia Investment 1 Limited +, a, e	Common equity	10/12/17	—	4,087	—
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	83,995,867	27,875,607
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	78,727,683	60,920,268
Ciddan S.à.r.l. +, a, e	Preferred equity	09/15/17	23,249,522	27,818,080	30,321,943
Ciddan S.à.r.l. +, a, e	Common equity	09/15/17	12,263,240	14,672,982	56,033,838
Climeworks AG +, a, e	Preferred equity	04/25/22	2,629,930	68,066,218	80,688,873
Climeworks AG +, a	Common equity	04/25/22	18,455	465,142	23,937
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	47,438,430	96,966,215
EQT Jaguar Co-Investment SCSp +, a, c, e	Limited partnership interest	11/30/18	—	33,421,401	82,430,540
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	1	187,593,706
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	3,571,401	9,069,901
Fides S.p.A +, a	Common equity	12/15/16	78,505	745,309	169,445
Five Arrows Royal FAPI IV Co Invest SCSp +, a, c, e	Limited partnership interest	07/05/24	—	4,660,720	4,870,070

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	$1	$199,677
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	37,402,098	44,055,034
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	19,648,729	20,975,478
Green DC LuxCo S.à.r.l. +, a, b, e	Common equity	01/20/22	—	95,864,889	303,168,803
Hera Co-investment LP +, a, c, e	Limited partnership interest	10/25/24	—	16,836,401	12,462,607
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	11,664,381	22,499,128
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	42,840,839	—
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	92,759,254	171,795,424
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	4,782,604	56,679,445
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	17,060,688	—
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	17,060,688	—
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	3,379,415	—
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	18,472,753	529,267
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	7,796	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	1,683,674	7,104,531
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	14,941,180	17,980,820
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	40,092,414	48,278,831
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,316,087	9,766,168	87,707,283
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	64,616,036	59,818,734
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	15,139,432	18,534,364
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	78,803,152	124,709,298
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	—	13,620	1
Menrva Co-Investment, L.P. +, a, c	Limited partnership interest	11/22/24	—	11,034,169	12,153,774
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	46,760,051	88,287,091
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	04/19/24	—	54,634,736	109,398,413
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	8,568,857	189,396,339	217,616,903
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	—	682,683
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	8,018,473	4,779,063	—
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	9,110,800	54,918,380	30,160,384
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,455,807	1,003,226
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	115,820,054	198,765,697
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	128,268	74,725,816
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	873,890	1,135,700	31,823,217
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	102,497,783	165,859,899
PG Investment Company 60 S.à r.l. +, a, b, e	Common equity	01/31/24	109,610	119,065	1,655,581
PG Investment Company 60 S.à r.l. +, a, b, e	Preferred equity	01/31/24	3,102,265	8,401,525	10,533,980
PG Investment Company 67 S.à.r.l. +, a, e	Preferred equity	07/16/24	12,013,256	12,743,394	15,848,602
PG Investment Company 67 S.à.r.l. +, a, e	Common equity	07/16/24	1,335,641	1,414,770	7,569,213
PG Investment Company 69 S.à.r.l. +, a	Preferred equity	07/16/24	227,128	328,227	137,282
PG Investment Company 69 S.à.r.l. +, a	Common equity	07/16/24	50,580	580,738	449,003
PG Investment Company 71 S.à.r.l. +, a, e	Common equity	09/26/24	6,385,371	7,129,193	9,144,799
PG Investment Company 76 S.à.r.l. +, a, b, e	Common equity	09/03/24	358,449	395,093	1
PG Investment Company 76 S.à.r.l. +, a, b, e	Preferred equity	09/03/24	43,478,798	48,005,615	51,179,556
PG Investment Company 88 S.à r.l. +, a, b	Preferred equity	09/04/25	39,260,993	52,686,038	54,469,281
PG Investment Company 88 S.à r.l. +, a, b	Common equity	09/04/25	665,594	894,166	3,623,910

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Investment Type	Acquisition Date	Shares	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Equity (continued)
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	$1,064,074	$5,309
PG Polaris TopCo S.à r.l. +, a, e	Common equity	03/27/24	1,941,043	1,941,291	19,709,467
PG Polaris TopCo S.à r.l. +, a	Preferred equity	03/27/24	36,879,822	36,879,819	34,565,278
PG Polaris Warehouse SCSp +, a, c, d	Limited partnership interest	03/27/24	—	748,547	1,207,381
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	5,331,705	92,316,155
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,473,126	60,307,423	59,205,001
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	86,765,208	124,167,223
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1,773	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	127,735,560	80,422,634
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	85,739	1
Polyusus Lux XVI S.à.r.l. +, a, b	Preferred equity	07/05/24	22	24	1
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	05/23/18	489,319,992	26,882,311	2,709,387
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	6,275,980	—
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/01/22	—	1,191,234	2
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	1,155,552	42,946	66,475
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	13,114,964	771,358	1,170,054
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	4,383,568	257,119	29,739
Quadriga Capital IV Investment Holding II LP +, a, e	Common equity	09/28/18	—	282,465	2
Quadriga Capital IV Investment Holding II LP +, a	Common equity	09/09/16	—	1,595,951	2
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	33,461,675	65,871,829
Rivage Luxco S.à.r.l. +, a, e	Common equity	02/22/22	900,000	51,322,096	65,946,104
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	36,261,531	47,747,011
Root JVCo S.à.r.l. +, a, b	Common equity	09/29/20	2,362,997	2,896,582	18,786,722
Root JVCo S.à.r.l. +, a, b	Preferred equity	09/29/20	8,686,753	42,469,064	66,506,228
Strider Investment 2 +, a, e	Common equity	04/01/23	278,539	302,803	1,148,817
Strider Investment 3 +, a, e	Common equity	04/01/23	24,476	26,591	28,742
Strider Topco S.a.s. +, a, c	Member interest	04/01/23	—	3,389,622	4,658,239
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,138,656	8,834,459	33,497,861
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	52,067,087	56,579,460	81,910,674
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	34,731,898	22,026,960
Techem Metering GmbH +, a, e	Common equity	10/07/25	620,486	5,860,389	11,073,428
Techem Metering GmbH +, a, e	Preferred equity	10/07/25	2,171,868	36,399,586	37,279,047
Vanquish Bidco +, a, c	Member interest	05/25/23	—	4,453,268	5,833,264
Vanquish Topco +, a, c	Common equity	05/25/23	379,731	936,729	1
Vanquish Topco +, a, c	Preferred equity	05/25/23	34,851,987	42,986,878	38,532,061
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	26,379,481	45,525,196
Zephyr Syndication L.P. +, a, c, e	Limited partnership interest	08/08/24	—	12,381,998	16,966,414
Zoncolan Topco S.à.r.l. +, a, b, c	Member interest	10/28/21	—	61,194,518	62,096,170
Zoncolan Topco S.à.r.l. +, a, b, e	Common equity	10/28/21	20,383,872	40,537,744	31,134,679
Zoncolan Topco S.à.r.l. +, a, b, e	Preferred equity	08/01/24	5,384,750	5,822,805	7,466,666
Total Western Europe (27.61%)					4,222,195,229
Total Direct Equity (59.40%)				$6,287,821,505	$9,083,414,031

Direct Debt (4.99%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Asia - Pacific (0.21%)
BYJU's Alpha, Inc. +, a	Cash 8.00% + P (0.75% Floor)	01/19/22	11/24/26	Senior	$—	$1	$—
Fugue Finance B.V. +, a	Cash 2.75% + SF (0.50% Floor)v	03/10/23	01/31/28	Senior	—	26,553	—

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Fugue Finco Pty Ltd. +, a, e	Cash 5.75% + BBSY††	04/10/24	04/10/30	Senior	$1,064,995	$1,064,995	$1,048,227
Fugue Finco Pty Ltd. +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	3,621,280	3,512,641	3,680,112
Fugue NZ Bidco Limited +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	2,370,912	2,299,785	2,255,711
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	12,656,184	11,718,015
Global Academic Group Limited +, a, e	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	395,158	395,158	403,021
Global Academic Group Limited +, a	Cash 4.91% + BBSY ††	01/30/25	07/26/27	Senior	653,208	647,233	698,813
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,624,857	4,448,766
Greencross Limited +, a	Cash 4.50% + BBSY (0.75% Floor)††	09/30/24	03/23/28	Senior	9,318,100	9,265,916	8,920,208
UP Education +, a, e		12/16/24	07/29/27	Senior	2,301,529	—	—
Total Asia - Pacific (0.21%)							33,172,873
North America (3.24%)
Aimbridge Acquisition Co., Inc. +, a	Cash 5.60% + SFv	03/20/25	03/11/30	Senior	564,906	564,906	569,615
Air Medical Group Holdings, Inc. +, a	Cash 4.75% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	—	195,052	—
Allied Universal Holdco LLC +, a	Cash 3.75% + SFv	06/12/24	05/12/28	Senior	—	2,781	—
American Airlines, Inc. +, a	Cash 2.25% + SFvv	09/06/24	06/04/29	Senior	4,900,000	4,904,599	4,926,043
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	3,170,563	3,019,915	390,272
Apro, LLC +, a	Cash 3.75% + SFv	06/26/24	07/09/31	Senior	3,258,750	3,251,914	3,277,895
Aptean, Inc +, a	Cash 5.25% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	7,009,850	6,958,436	7,009,850
Aptean, Inc +, a, e	Cash 5.25% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	1,226,025	1,220,722	1,226,025
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	—	6	—
athenahealth Group, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	10,482,967	10,446,348	10,548,485
Bausch + Lomb Corp. +, a	Cash 4.00% + SFv	09/14/23	09/29/28	Senior	1,955,000	1,943,284	1,981,392
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,755,583	18,723,507
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	6,983,294	7,021,315
Brand Industrial Services, Inc. +, a	Cash 4.50% + SF (0.50% Floor)vv	04/19/24	08/01/30	Senior	6,737,265	6,673,416	6,140,074
Brown Group Holding, LLC +, a	Cash 3.00% + SF (0.50% Floor)v	06/09/22	07/02/29	Senior	3,972,712	3,944,700	3,999,535
Brown Group Holding, LLC +, a	Cash 2.50% + SFv	05/23/24	06/07/28	Senior	2,961,835	2,972,371	2,983,708
Burger Bossco Intermediate, Inc. +, a	Cash 9.00% + SF (1.00% Floor)vv; PIK 6.00%	01/01/21	03/18/25	Senior	—	—	—
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv + PIK 5.25%	01/01/21	11/06/26	Second Lien	2,227,737	2,219,341	2,075,138
CD&R Hydra Buyer, Inc. +, a	Cash 4.00% + SFv	03/15/24	03/25/31	Senior	3,953,317	3,734,116	3,756,008
Cedar Fair, L.P. +, a	Cash 2.00% + SFv	05/23/24	05/01/31	Senior	6,230,063	6,216,457	6,182,029
Cengage Learning, Inc. +, a	Cash 4.25% + SF (1.00% Floor)v	03/28/24	03/18/31	Senior	5,471,146	5,445,295	5,497,080
Clydesdale Acquisition Holdings, Inc. +, a	Cash 3.68% + SF (0.50% Floor)v	04/19/22	04/13/29	Senior	5,309,787	5,298,534	5,326,539

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)vv	10/06/21	09/29/28	Senior	$3,610,609	$3,594,109	$3,568,225
Cornerstone Building Brands, Inc. +, a	Cash 3.25% + SFv	06/24/24	04/12/28	Senior	2,985,073	2,977,119	2,448,238
Cornerstone Building Brands, Inc. +, a	Cash 4.50% + SFv	05/17/24	05/15/31	Senior	1,678,750	1,671,881	1,214,995
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	10/22/21	10/16/28	Senior	1,155,000	1,152,368	1,025,785
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)v	09/07/23	10/16/28	Senior	2,925,000	2,872,824	2,824,913
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv + PIK 3.62%	03/27/23	05/17/28	Senior	9,064,409	8,991,612	8,690,249
Critical Start, Inc. +, a, e	Cash 3.13% + SF (0.75% Floor)vv + PIK 3.625%	03/27/23	05/17/28	Senior	1,348,750	345,078	330,624
Critical Start, Inc. +, a, e	Cash 3.125% + SF (0.75% Floor)vv + PIK 3.625%	03/27/23	05/17/28	Senior	4,942,048	4,872,243	4,738,210
CSC Holdings, LLC +, a	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	—	27	—
CSC Holdings, LLC +, a	Cash 4.50% + SFvv	12/07/18	01/15/26	Senior	17	3,086	—
Datix Bidco Limited +, a	Cash 5.00% + S>>>	04/25/24	04/30/31	Senior	901,982	883,942	968,269
Dentive Capital, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv + PIK 4.25%	12/23/22	12/22/28	Senior	10,222,324	10,112,175	9,430,685
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	4,503,519	4,482,066	4,174,684
Dentive, LLC +, a, e	Cash 3.00% + SFvv + PIK 4.25%	05/03/24	12/23/28	Senior	4,045,955	3,978,229	3,732,627
Dexko Global, Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	6,010,334	5,862,425	6,001,349
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	433,873	427,594	428,666
Diligent Corporation +, a	Cash 5.00% + SFvv	05/02/24	08/02/30	Senior	3,575,690	3,555,840	3,548,873
Diligent Corporation +, a, e	Cash 5.00% + SFvv	04/30/24	08/04/30	Senior	45,291,464	21,291,334	21,286,854
Discovery Energy Holding Corporation +, a, f	Cash 3.75% + SFv	05/14/24	01/30/31	Senior	6,396,553	6,259,045	6,442,545
Dwyer Instruments, Inc. +, a, e	Cash 3.75% + P	03/31/25	07/20/29	Senior	13,369,238	480,424	485,297
Eagle Broadband Investments, LLC +, a, e	Cash 3.00% + SF (0.75% Floor)vv	04/24/24	11/12/27	Senior	5,906,936	5,858,476	5,723,821
Element Materials Technology +, a, e	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	5,856,650	5,820,628	5,907,925
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	7,758,829	5,543,119	5,543,119
Evergreen Services Group LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	9,580,262	9,491,949	9,593,766
Evergreen Services Group, LLC +, a, e	Cash 5.25% + SFvv	02/26/24	06/15/29	Senior	4,175,257	4,144,664	4,181,142
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	07/31/23	06/15/29	Senior	4,226,319	4,114,343	4,232,276
GoTo Group, Inc. +, a	Cash 4.75% + SFv	02/05/24	04/30/28	Senior	—	1	—
Gurobi Optimization, LLC +, a, e	Cash 4.50% + SFvv	09/10/24	09/10/31	Senior	7,743,308	7,671,163	7,737,433
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,670,000	11,569,078	11,446,738
Help/Systems Holdings Inc. +, a	Cash 4.00% + SF (1.00% Floor)vv	05/25/21	11/19/26	Senior	—	—	1
High Bar Brands Operating LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	367,242	364,477	362,835
High Bar Brands Operating LLC +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	2,082,589	2,054,695	2,057,598

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Husky Injection Molding Systems Ltd. +, a	Cash 5.00% + SFvvv	02/01/24	02/01/29	Senior	$2,465,626	$2,455,439	$2,470,023
Ineos Quattro Holdings UK Limited +, a	Cash 4.25% + SF (0.50% Floor)v	03/07/24	01/29/26	Senior	3,242,250	3,197,111	2,174,334
Iris Holdings Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	5,737,885	5,535,855	5,586,261
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + SF (1.00% Floor)vv + PIK 1.00%	12/23/20	06/30/27	Senior	—	236	—
Knowlton Development Corp. Inc. +, a	Cash 4.50% + SFv	06/24/22	12/22/25	Senior	—	693	—
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	01/26/28	Second Lien	3,212,308	3,202,941	2,864,478
Lakeshore Learning Materials, LLC +, a	Cash 3.50% + SFv	06/06/24	09/29/28	Senior	977,048	976,227	749,200
LBM Acquisition, LLC +, a	Cash 3.75% + SFv	08/02/24	06/06/31	Senior	8,661,653	8,587,716	8,402,410
Magenta Buyer LLC +, a	Cash 1.50% + SFvv; PIK 6.25%	10/01/24	07/27/28	Senior	—	—	—
Magenta Buyer LLC +, a	Cash 6.25% + SFvv; PIK 5.50%	10/01/24	07/27/28	Senior	11,604	622,360	2,727
Magenta Buyer LLC +, a	Cash 6.75% + SFvv	10/01/24	07/27/29	Senior	—	—	—
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	4,912,500	4,727,451	4,065,094
McAfee Corp. +, a	3.50% + SFvv	05/22/24	03/01/29	Senior	31,489	9,248,671	8,826,981
Mitchell International, Inc. +, a	Cash 3.25% + SFv	06/21/24	06/06/31	Senior	4,937,500	4,917,265	4,957,867
Naked Juice LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	05/23/24	01/24/29	Senior	—	312,119	—
National Mentor Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	04/26/21	03/02/28	Senior	1,382,419	1,349,351	1,389,677
Nelipak Healthcare Packaging +, a, e	5.50% + SFvv	04/04/24	03/26/31	Senior	662,963	658,100	659,648
Nelipak Holding Company +, a, e	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	3,393,969	2,863,588	2,884,286
NorthStar Group Services, Inc. +, a	Cash 4.75% + SFvv	06/05/24	05/08/30	Senior	2,856,500	2,845,293	2,883,737
OceanKey (U.S.) II Corp. +, a	Cash 3.50% + SF (0.05% Floor)vv	01/06/22	12/15/28	Senior	1,979,434	1,975,288	1,957,572
Oscar AcquisitionCo, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)v	02/08/24	04/29/29	Senior	7,359,291	7,414,457	5,769,169
Pactiv Evergreen Inc. +, a	Cash 2.50% + SFv	06/12/24	09/24/28	Senior	—	484	—
Pascal Midco 2, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,369,238	13,224,640	13,355,192
PDI TA Holdings, Inc. +, a	Cash 5.50% + SF (0.75% Floor)vv	02/06/24	02/01/31	Senior	6,402,880	6,352,568	6,319,642
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv	02/01/24	02/03/31	Senior	2,403,064	2,932,780	2,910,498
Pediatric Associates Holding Company, LLC +, a, f	Cash 3.25% + SFvv	08/05/24	12/29/28	Senior	—	4,222	4,567
Peraton Corp. +, a	Cash 3.75% + SF (0.75% Floor)v	04/12/21	02/01/28	Senior	3,179,043	3,053,770	2,973,534
Pre-Paid Legal Services, Inc. +, a, e	Cash 3.75% + SF (0.50% Floor)v	01/18/22	12/15/28	Senior	10,595,301	10,622,425	10,279,932
Pre-Paid Legal Services, Inc. +, a	Cash 7.00% + SF (0.50% Floor)v	01/18/22	12/14/29	Senior	—	318	—
Premier Care Dental Management, LLC +, a, e	Cash 5.00% + SFv	05/31/24	08/05/28	Senior	16,637,534	8,938,330	8,866,983

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	$1,800,000	$1,789,903	$71,352
Project Boost Purchaser, LLC +, a, e	2.75% + SFv	07/29/24	07/16/31	Senior	1,293,500	1,291,963	1,298,668
Prometric Holdings PIK, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv; PIK 9.25%	10/06/23	07/31/28	Mezzanine	9,504,446	9,484,809	9,808,464
PT Intermediate Holdings III, LLC +, a, e	Cash 3.25% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	28,547,347	28,495,568	28,475,979
Radwell Parent, LLC +, a, e	Cash 5.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	188,541	185,605
Radwell Parent, LLC +, a	Cash 6.52% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	13,721,417	13,608,230	13,721,417
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,821,439	5,718,308	5,821,439
Raptor Parent, LLC +, a, e	Cash 6.52% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	1,515,161	1,515,161	1,515,161
Recorded Books Inc. +, a, d	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	—	375	—
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)vv	05/10/21	04/27/28	Senior	—	1,080,746	—
Redstone Holdco 2 L.P. +, a, e	Cash 7.75% + SF (0.75% Floor)vv	05/03/21	04/16/29	Second Lien	—	2,476,699	—
Riverside Assessments, LLC +, a, e	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	5,339,032	2,712,041	2,741,695
RL Datix Holdings (USA), Inc. +, a	Cash 5.00% + SFvvv	04/25/24	04/30/31	Senior	2,399,040	2,359,622	2,397,044
Rocket Software, Inc. +, a	Cash 4.25% + SF (0.00% Floor)v	12/05/18	11/28/28	Senior	—	68	—
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)v	08/03/21	07/26/28	Senior	1,818,312	1,816,359	1,815,358
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)v	08/09/21	12/17/27	Senior	—	49	—
Sandvine Corporation +, a	Cash 1.00% + SFvv; PIK 5.00%	03/03/25	03/01/30	Senior	616,562	583,417	555,677
Sedgwick Claims Management Services, Inc. +, a	Cash 3.75% + SFv	08/09/24	02/24/28	Senior	8,377,941	8,351,752	8,416,940
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,566,389	1,564,074	807,738
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	05/11/26	Second Lien	—	—	2
Senneca Holdings, Inc. +, a, d	PIK 11.00%	01/01/21	11/11/27	Second Lien	1,276,647	1,269,192	1
Sound Inpatient Physicians, Inc +, a	Cash 3.50% + SFv	07/01/24	06/28/28	Senior	2,033	27,540	26,779
Sound Inpatient Physicians, Inc. +, a	Cash 5.50% + SFvv; PIK 1.00%	06/04/24	06/28/28	Senior	578,910	555,495	600,886
SS&C Technologies, Inc. +, a	Cash 2.00% + SFv	05/14/24	04/29/31	Senior	2,991,209	2,991,209	3,014,570
Tank Holding Corp. +, a, e	Cash 5.75% + SF (0.75% Floor)vv	04/11/22	03/31/28	Senior	20,791,890	20,600,624	19,187,303
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	5,400,000	5,323,213	5,407,317
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	20,285,196	20,153,471	20,237,671
Tory Burch LLC +, a	Cash 3.50% + SF (0.50% Floor)v	04/30/21	04/16/28	Senior	955,000	951,423	956,943
Trilon Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	5,080,753	5,026,891	5,070,926
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	5,093,648	5,039,049	5,078,475
Upstream Newco, Inc. +, a	Cash 4.25% + SFvv	08/04/21	11/20/26	Senior	6,093,961	6,034,756	6,034,756
Verde Purchaser, LLC +, a	Cash 4.13%	05/02/24	11/15/28	Senior	356,000	4,772,954	4,945,729
Verde Purchaser, LLC +, a	Cash 4.00% + SFvv	05/10/24	11/30/30	Senior	7,114,987	7,112,461	7,107,355

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
White Cap Supply Holdings, LLC +, a	Cash 3.25% + SFv	06/06/24	10/19/29	Senior	$4,554,000	$4,548,324	$4,587,312
YI Group Midco, LLC +, a, e	Cash 5.75% + SF (1.00% Floor)v	12/01/23	12/01/29	Senior	6,022,556	5,923,298	5,863,709
Total North America (3.24%)							495,868,335
Rest of World (0.04%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 5.00% + E#	05/17/24	09/30/28	Senior	5,671,988	5,446,506	5,905,275
Total Rest of World (0.04%)							5,905,275
Western Europe (1.50%)
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	16,736,735	16,625,619	19,403,498
Alloheim Senioren-Residenzen AG +, a	Cash 5.00% + E#	06/18/24	05/19/28	Senior	26,151	331	—
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	13,558,425	14,683,476
Athena BidCo GmbH +, a	Cash 3.37% + E###	05/22/24	03/31/27	Senior	264,895	4,631	—
Biscuit Holding S.A.S +, a, e	Cash 4.00% + E###	06/03/24	02/12/27	Senior	4,537,590	4,172,366	4,163,561
BME Group Holding B.V. +, a	Cash 4.75% + E##	03/22/24	10/30/26	Senior	39,824	2,068,175	1,950,839
CAB +, a	3.50% + E##	06/12/24	02/09/28	Senior	7,713,903	7,286,525	7,842,801
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	—	—	—
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	26,389,673	31,102,791
Constellation HoldCo GmbH +, a, e	Cash 5.15% + E##	08/08/24	08/08/31	Senior	1,110,043	1,102,248	1,166,355
CTEC III GmbH +, a	3.75% + E##	03/29/18	03/16/29	Senior	11,369,891	11,231,049	11,989,201
DataCo AcquiCo GmbH +, a, e	Cash 6.25% + E##	06/11/25	01/31/31	Senior	276,616	205,915	272,980
DataCo AcquiCo GmbH +, a	Cash 6.00% + E###	01/26/24	01/31/31	Senior	6,892,466	6,744,043	7,321,545
DataCo AcquiCo GmbH +, a	Cash 6.00% + E##	01/26/24	01/31/31	Senior	2,580,666	2,551,596	2,731,920
Europa University Education Group +, a	3.25% + E	06/13/24	06/13/31	Senior	3,743,512	3,554,594	3,910,114
Financiere Astek +, a, e	Cash 6.75% + E##	04/25/24	04/25/31	Senior	2,722,290	2,682,383	2,907,620
Financiere Astek +, a	Cash 6.75% + E##	04/25/24	04/25/31	Senior	6,333,943	6,159,759	6,943,614
Financière Mendel +, a	Cash 3.25% + SFvv	12/06/23	11/12/30	Senior	—	1	—
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E###	06/28/19	11/30/27	Senior	1	—	—
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E##	06/28/19	11/30/27	Senior	1	—	—
Gulfstream Bidco AS +, a	Cash 5.0% + SFvv	01/19/24	01/17/31	Senior	2,757,000	2,726,564	2,747,730
Gulfstream Bidco AS +, a	Cash 5.00% + SFvv	04/14/25	01/23/31	Senior	6,328,947	6,034,867	6,136,598
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	7,045,430	10,235,896	10,118,053
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,950,000	1,937,041	1,210,950
Infinity Bidco 1 Limited +, a	Cash 3.40% + E#	07/03/24	07/06/28	Senior	3,403,193	3,240,587	3,546,723
Nobel Bidco B.V. +, a	Cash 3.50% + E###	06/12/24	09/01/28	Senior	5,423,992	5,395,962	5,925,561
Nouryon Finance B.V. +, a	Cash 3.50% + E##	06/20/24	04/03/28	Senior	33,194	2,100,000	2,483,828
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvv	03/30/22	03/01/29	Senior	2,427,098	2,418,243	2,163,151
PEARLS (Netherlands) Bidco B.V. +, a	3.50% + E##	06/06/24	02/26/29	Senior	7,940,783	7,636,379	7,674,056
Planet US Buyer LLC +, a	Cash 3.50% + SFvv	02/20/24	02/07/31	Senior	2,856,500	2,850,939	2,878,681
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	212,930	4,179	—
Rainbow UK Holdco Limited +, a	Cash 3.75% + E###	05/31/24	02/26/29	Senior	12,478,373	11,945,599	13,080,604
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	9,234,378	9,040,216	9,709,454
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	08/03/29	Senior	17,829,649	17,467,924	19,330,296
Skywalker BidCo GmbH +, a	Cash 6.00% + E##	12/20/23	12/20/30	Senior	2,225,494	2,200,441	2,427,491

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Cost	Fair Value**
Private Equity Investments (continued)
Direct Investments * (continued)
Direct Debt (continued)
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	$6,537,633	$6,405,397	$7,019,024
Veeam Software +, a	Cash 3.25% + SFvv	05/06/25	02/28/27	Senior	3,781,919	5,988,112	6,065,943
Virgin Media Bristol LLC +, a	Cash 3.25% + SFv	06/25/24	01/31/29	Senior	10,000,000	9,967,940	10,031,900
Total Western Europe (1.50%)							228,940,358
Total Direct Debt (4.99%)						$766,457,815	$763,886,841
Total Direct Investments (64.39%)						$7,054,279,320	$9,847,300,872

Secondary Investments *, c (17.56%)	Acquisition Date	Cost	Fair Value
Asia - Pacific (1.29%)
Affinity Asia Pacific Fund IV (No.2) L.P. +, a, e	09/30/24	$2,175,404	$4,386,471
Archer Capital Fund 5 +, a, e	09/30/24	1	56,960
Bain Capital Asia Fund II, L.P. +, a, e	03/31/25	193,818	567,966
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	5,345	1
Carlyle Asia Partners IV, L.P. +, a, e	12/31/24	489,735	666,049
Carlyle Asia Partners V, L.P. +, a, e	12/31/24	2,004,507	1,775,628
Crescent Capital Partners IV, LP +, a, e	09/30/24	200,112	117,535
CVC Capital Partners Asia Pacific III, L.P. +, a, e	12/31/24	1,242,005	235,939
CVC Capital Partners Asia Pacific IV, L.P. +, a, e	12/31/24	535,251	923,444
Hony Capital Fund VIII (Cayman), L.P. +, a, e	12/31/24	673,531	1,047,854
KKR Asian Fund III L.P. +, a, e	12/31/24	307,462	409,969
KV Asia Capital Fund I L.P. +, a, e	09/30/24	1	123,787
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	47,555,420	82,033,718
Navis Asia Fund VII, L.P. +, a, e	03/31/25	9,094,171	16,652,864
North Haven Private Equity Asia III, L.P. +, a, e	03/31/25	1	401,619
Primavera Capital Fund III L.P. +, a, e	12/31/24	1,143,754	1,389,973
The Baring Asia Private Equity Fund VII, L.P. +, a, e	12/31/24	2,860,162	3,929,869
Tiara CG Private Equity Fund 2017, L.P. +, a, e	03/31/25	7,037,359	10,764,743
Tiara CG Private Equity Fund 2019, L.P. +, a, e	03/31/25	10,533,073	16,157,728
Tiara CG Private Equity Fund 2019S, L.P. +, a, e	03/31/25	2,497,978	3,862,272
TPG Asia VII (B), L.P. +, a, e	12/07/18	6,828,231	17,579,451
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	1	5,676
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	46,978	1
TRG Growth Partnership II, L.P. +, a, e	07/08/10	1	7,571
Warburg Pincus China L.P. +, a	12/31/24	1,423,261	1,677,468
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	30,625,342	28,447,697
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	5,025,292	4,964,466
Total Asia - Pacific (1.29%)			198,186,719
North America (12.36%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	1,760	—
ACP Investment Fund, L.P. +, a	09/30/24	83,355	101,870
APH Extended Value Fund H LP (US) +, a, e	12/13/24	33,157,420	40,415,546
Apollo Investment Fund IX, L.P. +, a, e	01/01/25	766,918	916,519
Apollo Investment Fund VI, L.P. +, a, e	01/01/25	219,534	316,580
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	60,993	1
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	1	1
Ardian Co-Investment Fund IV +, a, e	12/31/24	1,610,138	3,749,151
Ares Corporate Opportunities Fund V, L.P. +, a, e	01/01/25	1,358,612	1,519,400
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	24,131,816	35,765,476
Arroyo Investors Fund IV, L.P. +, a, e	02/25/25	5,216,181	6,054,703

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
ASP SEC Exchange Fund II LP +, a, e	09/30/24	$13,200,772	$26,877,524
August Capital V Special Opportunities, L.P. +, a, e	10/01/24	71,291	50,962
Avenue Golden Continuation Fund PV, L.P. +, a, e	07/29/22	2	2
Bain Capital Fund VII, L.P. +, a	12/31/24	265,247	754,348
Bain Capital Fund X, L.P. +, a, e	12/31/24	317,097	2,765,537
Bain Capital Fund XI, L.P. +, a, e	12/31/24	366,635	368,668
Bain Capital Fund XII, L.P. +, a, e	12/31/24	564,513	1,092,143
Bain Capital Venture Fund 2009, L.P. +, a, e	09/30/24	1	66,048
Bain Capital Venture Fund 2012, L.P. +, a	09/30/24	1,319,578	1,930,713
Bain Capital VIII Coinvestment Fund, L.P. +, a, e	12/31/15	282	—
BC X Private Investors, L.P. +, a, e	12/31/24	200,929	401,949
BC XI Private Investor, L.P. +, a, e	12/31/24	916,694	921,798
Berkshire Fund VIII, L.P. +, a, e	09/03/21	1	6,635,926
Berkshire Fund VIII, L.P. +, a, e	09/30/24	1	361,981
Berkshire Fund X-A, L.P. +, a, e	09/03/21	21,565,678	27,021,967
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	1	—
Birch Hill Equity Partners (US) IV, LP +, a, e	01/13/25	33,027	85,796
Blackstone Capital Partners IV, L.P. +, a, e	03/31/25	1	1
Blackstone Capital Partners V, L.P. +, a, e	03/31/25	1	10,482
Blackstone Capital Partners V-S, L.P. +, a, e	03/31/25	—	1
Blackstone Capital Partners VIII +, a, e	03/31/25	2,061,176	1,953,610
BSI II Graduate Co-Invest I L.P. +, a, e	05/29/25	36,342,779	53,066,309
Carlyle Partners V, L.P. +, a, e	12/31/24	416,540	281,791
Carlyle Partners VII, L.P. +, a, e	12/31/24	36,083,905	52,098,546
Carlyle Partners VIII, L.P. +, a, e	03/10/23	5,352,663	6,706,779
Carlyle Syniverse Co-Investment, L.P. +, a	12/31/24	105,536	77,440
CCMP Capital Investors III, L.P. +, a, e	12/31/24	7,517	13,154
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	38,100	157,776
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	2	2
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/31/24	755,519	974,271
Cortec Group Fund V, L.P. +, a, e	09/30/24	1	1
Court Square Capital Partners V +, a, e	12/20/24	1,560,475	1,398,471
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	1	14,073,343
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	1	46,034
EETF Sidecar, L.P. +, a, e	04/30/21	2	4,489,524
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	1	534,180
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	1	1,241,620
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	1,462,697	2,086,173
Energy Capital Partners III, L.P. +, a, e	02/01/21	1	7,607,559
Fengate Everest Continuation Fund L.P. +, a, d, e	06/17/24	20,905,381	28,254,041
FFL Capital Partners IV +, a, e	12/31/24	761,930	1,152,541
FFL Parallel Fund CF, L.P. +, a, e	12/31/24	2,992,201	4,684,461
Frazier Healthcare VI, L.P. +, a	06/30/12	1	1
FS Equity Partners V, L.P. +, a, e	08/07/12	204,488	—
FullBloom +, a	07/17/19	234,811	1
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	55,149,958	90,320,741
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	9,123,863	11,223,227
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	4,003,303	4,698,605
Genstar Capital Partners IX, L.P. +, a, e	03/31/24	1,601,037	2,387,419
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1	1
Genstar IX Opportunities Fund I +, a, e	03/31/24	759,624	1,092,093
Gores Capital Partners III, L.P. +, a, e	01/01/25	41,404	148,120
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	19,392,819	47,002,938

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	$13,626,517	$60,276,162
Gridiron Energy, LLC +, a	10/01/24	9,583,082	33,188,957
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	1	68,573
Gryphon Partners IV L.P. +, a, e	02/08/16	116,996	15,329,374
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	1	93,794
Icon Partners IV, L.P. +, a, e	05/26/21	33,752,699	40,276,488
Icon Partners V, L.P. +, a, e	12/27/21	79,841,689	105,572,498
Index Ventures Life VI (Jersey), L.P. +, a, e	09/30/24	272,611	754,488
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	13,772,147	51,145,389
Insight Venture Partners X, L.P. (Project Solace) +, a, e	04/01/25	9,537,465	13,456,896
Investcorp Technology Partners III (Cayman), L.P. +, a, e	08/19/11	1	1
J.C. Flowers III-B L.P. +, a, e	12/31/24	24,084	44,764
J.C. Flowers IV L.P. +, a, e	12/31/24	472,494	1,011,490
JVP International 2019E, L.P. +, a	12/31/24	1	6,698
JVP Media V, L.P. +, a	12/31/24	704,405	558,550
JVP VII Opportunity A, L.P. +, a	12/01/25	3,791,733	4,981,332
JVP VII Opportunity, L.P. +, a, e	12/31/24	689,166	1,255,352
KKR Americas Fund XII (EEA) L.P. +, a, e	12/31/24	1,352,524	2,361,185
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	123,328,658	147,428,187
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	36,001,287	67,660,494
Lee Equity Partners II, L.P. +, a, e	06/30/17	42,179	2,436,586
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	1	2,486,347
LEP Captive Co-Invest II, L.P. +, a	07/01/22	13,651,930	21,513,503
LS Power Equity Partners III Feeder 1, L.P. +, a, e	01/01/25	5,076,669	10,071,573
Madison Dearborn Capital Partners V, L.P. +, a, e	12/31/24	4	4
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	6,407,130	10,074,366
Mainsail Partners III, L.P. +, a, e	09/30/24	303,723	282,811
Marlin Equity III, L.P. +, a, e	09/30/24	24,892	28,778
MidOcean Partners III, L.P. +, a, e	06/30/11	1	1
MidOcean Partners V, L.P. +, a, e	12/31/24	1,233,084	1,306,117
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	1	9,396
New Enterprise Associates 14, L.P. +, a, e	10/01/24	3,750,356	7,158,335
New Enterprise Associates 17, L.P. +, a, e	09/30/20	5,685,708	7,369,416
New Mountain Capital V, L.P. +, a, e	12/31/24	231,357	305,657
NewView Capital Fund I, L.P. +, a, e	01/01/25	8,697,292	9,080,060
NGP Natural Resources X, L.P. +, a, e	09/30/24	65,075	198,946
Northgate Growth Fund, L.P. +, a	12/20/19	6,880,500	10,997,392
Northlane Capital Partners II LP +, a, e	12/31/24	327,083	1,678,406
NVP VIII PG, L.P. +, a, e	05/31/19	40,078,083	93,934,730
Oaktree Opportunities Fund Xb, L.P. +, a, e	01/01/25	2,610,102	1,635,891
Onex Partners V LP +, a, e	12/31/24	1,539,033	2,113,174
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP +, a, e	12/31/24	17,732,520	23,593,739
Overbay Capital Partners 2024 Fund Offshore LP +, a, e	12/31/24	13,894,222	17,352,243
Palladium Equity Partners III, L.P. +, a, e	08/02/10	1	1
Performance Direct Investments V, L.P. +, a, e	05/01/25	2,637,016	3,076,222
Performance Venture Capital Reinvestment Fund, L.P. +, a, e	03/12/25	52,405,646	99,991,021
Performance Venture Capital VI, L.P. +, a, e	04/18/25	1,071,580	1,545,774
PlayCore CV, L.P. +, a, e	11/21/24	17,889,606	28,131,674
Providence Equity Partners IV, L.P. +, a, e	01/01/25	1	2
Providence Equity Partners V, L.P. +, a, e	06/30/11	404,780	—
Providence Equity Partners VI -A, L.P. +, a, e	01/01/25	8,420	7,364
Providence Equity Partners VI-A, L.P. +, a, e	06/30/13	2	2,077
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	1	1

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
PT2, L.P. +, a, e	12/21/21	$9,391,702	$12,621,480
Redpoint Omega II, L.P. +, a	09/30/24	1,049,263	2,070,700
Redpoint Ventures IV, L.P. +, a	09/30/24	532,193	624,344
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	46,881,929	76,548,533
Riverstone Global Energy and Power Fund VI, L.P. +, a, e	01/01/25	472,169	281,544
RoundTable Healthcare Partners III, L.P. +, a, e	09/30/24	137,686	683,046
Samson Partners, L.P. +, a, e	12/21/20	23,066,945	33,545,796
SCP Dragon, L.P. +, a	06/16/25	3,931,512	6,423,627
SCP Shield, L.P. +, a	06/16/25	1,926,909	3,115,661
Sigma Partners 6, L.P. +, a	09/30/24	373,140	647,764
Sigma Partners 7, L.P. +, a	09/30/24	204,471	172,781
Sigma Partners 8, L.P. +, a	09/30/24	346,903	639,236
Silver Lake Partners III, L.P. +, a, e	03/31/13	2	14,692
Silver Lake Partners V, L.P. +, a, e	12/31/24	5,643,869	8,901,529
Silver Lake Partners VI, L.P. +, a, e	09/30/22	40,110,717	47,681,384
SL SPV-1, L.P. +, a	12/01/17	116,072	5
SL SPV-2, L.P. +, a	06/30/10	4	6,145,622
Springcoast Partners I-A, L.P. +, a, e	06/17/25	3,372,166	4,937,353
Sterling Capital Partners IV, L.P. +, a, e	12/01/24	320,943	1
Sterling Partners – Small Market Growth 2009, L.P. +, a, e	12/01/24	285,021	578,007
STG IV, L.P. +, a, e	09/30/24	137,072	256,583
Summit Partners Growth Equity Fund IX-B, L.P. +, a, e	12/31/24	918,249	1,093,490
Summit Partners Growth Equity Fund VIII-B, L.P. +, a, e	12/31/24	97,514	110,817
Summit Partners Venture Capital Fund III-B, L.P. +, a, e	12/31/24	1	149,373
Sun Capital Partners V, L.P. +, a, e	09/30/13	14,639,947	—
SV Life Sciences Fund IV CF, L.P. +, a, e	12/31/24	3,388,619	3,886,692
SV Life Sciences Fund IV, L.P. +, a, e	12/31/24	22,386	77,086
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	1	48,419
TA Atlantic and Pacific VII-A L.P. +, a, e	09/30/24	869,956	2,780,863
TA Subordinated Debt Fund III, L.P. +, a, e	09/30/24	1	13,977
TA XI, L.P. +, a, e	09/30/15	63,956	551,723
TCV VII (A), L.P. +, a, e	09/30/13	1	1
Thomas H. Lee Parallel (Cayman) Fund VII, L.P. +, a, e	01/01/25	2,783,114	3,389,635
Thomas H. Lee Parallel Fund VII, L.P. +, a, e	01/01/25	981,706	1,176,648
Thomas H. Lee Parallel Fund VIII, L.P. +, a, e	01/01/25	922,535	1,116,355
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	895,011	283,732
TPG Healthcare Partners, L.P. +, a, e	04/01/24	2,804,270	3,388,666
TPG Partners V, L.P. +, a, e	07/11/11	1,066,609	—
TPG Partners VI, L.P. +, a, e	12/31/12	3	107,617
TPG Partners VII, L.P. +, a, e	01/01/25	2,472,901	6,300,407
TPG Partners VIII, L.P. +, a, e	01/01/25	12,716,467	16,119,701
Trident VIII, L.P. +, a, e	09/30/22	18,683,585	27,711,138
Trinity Ventures 2024, L.P. +, a, e	12/20/24	38,879,009	48,527,534
Trivest Fund V, L.P. +, a, e	10/01/24	356,877	858,948
TSCP CV II, L.P. +, a, e	09/09/24	85,497	49,978
TSCP CV II, L.P. +, a	09/09/24	4,016,292	5,390,290
Vector Capital V, L.P. +, a, e	02/26/25	16,526,250	16,584,257
Vector Capital VI, L.P. +, a, e	02/26/25	2,907,250	2,806,008
Vista Equity Partners Fund VII, L.P. +, a, e	04/01/25	7,926,998	8,975,550
Vista Equity Partners Fund VIII, L.P. +, a, e	04/01/25	6,088,476	7,394,466
Vistria Agua CV, L.P. (US) +, a, e	09/30/25	17,744,541	23,916,625
Vistria Fund III, L.P. +, a, e	07/29/19	10,076,545	11,051,279
Vistria Fund IV, L.P. +, a, e	10/01/22	30,749,577	42,309,327

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
North America (continued)
Vistria Fund V, L.P. +, a, e	03/31/23	$4,150,108	$4,091,172
Warburg Pincus Global Growth, L.P. +, a, e	12/31/24	2,666,106	4,362,293
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	1	50,547
Warburg Pincus Private Equity XI, L.P. +, a	01/01/25	108,933	224,715
Warburg Pincus Private Equity XII, L.P. +, a, e	03/31/25	5,838,007	8,494,307
Welsh, Carson, Anderson & Stowe XI, L.P. +, a	09/30/24	23,369	840
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	1	27,447,584
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	1,782,485	4,983,875
Total North America (12.36%)			1,889,523,767
Rest of World (0.24%)
Advent Latin American Private Equity Fund V, L.P. +, a, e	10/01/24	506,399	1,020,152
Advent Latin American Private Equity Fund VI-B L.P. +, a, e	03/31/25	7,715,289	9,729,790
Advent Latin American Private Equity Fund VII-A SCSp +, a, e	03/31/25	14,639,838	17,554,278
Carlyle Global Financial Services Partners III, L.P. +, a, e	12/31/24	3,233,428	2,742,959
NG Capital Partners I, L.P. +, a, e	12/31/24	1	—
Pitango Venture Capital Fund VI L.P. +, a, e	09/30/24	3,730,634	5,490,800
Victoria South American Partners II, L.P. +, a, e	09/30/24	420,588	111,313
Total Rest of World (0.24%)			36,649,292
Western Europe (3.67%)
3i Eurofund Vb, L.P. +, a	10/01/14	3	3
3i Growth Capital B, L.P. +, a, e	10/01/14	1	1
Abingworth Bioventures III, L.P. +, a, e	09/30/15	1	387
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	1	1
Abingworth Bioventures VI LP +, a, e	10/01/24	163,953	332,836
Advent International GPE IX-A +, a, e	12/31/24	1,880,334	2,444,708
Advent International GPE VI, L.P. +, a	04/30/11	2,178	317,693
Advent International GPE VI, L.P. +, a, e	10/01/24	110,957	129,098
Advent International GPE VII-E, L.P. +, a, e	10/01/24	136,308	312,802
Alchemy Special Opportunities Fund II L.P. +, a, e	09/30/24	146,130	291,379
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, d, e	12/15/23	6,360,320	10,945,147
Apax Europe VI - A, L.P. +, a, e	07/01/11	2	31,621
Apax Europe VII - B, L.P. +, a, e	04/30/11	332,524	7,300
APAX Europe VII - B, L.P. +, a, e	01/01/25	28,576	48,766
Apax IX USD (Feeder) L.P. +, a, e	01/01/25	620,891	908,877
Apax VIII - A L.P. +, a, e	01/01/25	408,001	257,941
Apax X USD L.P. +, a, e	01/01/25	1,756,402	2,107,763
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	12,749,518	35,757,223
Astorg V FCPR +, a, e	09/30/24	14,942	1
Astorg V FCPR +, a	09/30/15	1	1
August Capital V, L.P. +, a, e	10/01/24	857,687	718,129
Bain Capital Europe Fund III, L.P. +, a, e	03/31/25	1	—
Bain Capital Europe Fund V, SCSp +, a, e	12/31/24	1,129,836	1,870,491
BC European Capital IX, L.P. +, a, e	10/01/24	133,696	961,890
BC European Capital X LP +, a, e	12/31/24	887,923	1,522,052
Carlyle Europe Partners II, L.P. +, a, e	12/31/24	60,330	2
Carlyle Europe Partners III, L.P. +, a, e	12/31/24	1,924,891	157,811
Carlyle Europe Partners IV, L.P. +, a, e	12/31/24	8,716,159	7,194,659
Carlyle Europe Partners V, L.P. +, a, e	12/31/24	2,168,090	1,481,970
CCP IX L.P. No.2 +, a	09/30/14	1,997,564	2
CD&R Value Building Partners I, L.P. +, a	12/17/21	36,688,283	71,904,448

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Charterhouse Capital Partners IX +, a, e	09/30/24	$16,749	$21,037
Charterhouse Capital Partners X L.P. +, a, e	12/31/24	4,406,901	6,606,279
CVC Capital Partners Locron (A) SCSp +, a, e	10/07/25	572,002	578,405
CVC Capital Partners Pachelbel (A) SCSp +, a, e	12/31/24	1,611,955	2,524,065
CVC Capital Partners VII L.P. +, a, e	12/31/24	7,897,194	12,279,260
CVC Capital Partners VIII, L.P. +, a, e	03/31/24	11,882,153	14,206,849
CVC European Equity Partners III L.P. +, a, e	12/31/24	1	140,181
CVC European Equity Partners V, L.P. +, a, e	12/28/12	1	1
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	35,823,770	75,262,120
DBAG Fund VI (Guernsey) L.P. +, a, e	09/30/24	326,548	461,169
Elvaston Capital Fund V +, a, e	03/31/25	15,712,425	21,999,375
EPIC I-b Fund SLP +, a, e	11/30/20	9,038,455	27,793,638
EQT IX, L.P. (EUR) +, a, e	03/31/25	25,813,274	35,061,438
ESP Golden Bear Europe Fund +, a, e	12/31/16	1	317,807
Eurazeo Capital IV B SCSp +, a, e	12/31/24	6,440,337	7,867,939
F2i III +, a, e	07/01/24	2,490,806	5,323,992
Fourth Cinven Fund, L.P. +, a, e	04/16/10	83,945	637
France Special Situations Fund I FPCI +, a, e	10/01/24	751,333	88,425
G Square Capital I +, a	12/01/24	1,875	2,063
Galileo III FCPR +, a, e	09/30/15	1	31,021
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	1	250,180
HitecVision Asset Solutions, L.P. +, a, e	09/30/24	1	1
HitecVision SpringPoint L.P. +, a, e	09/30/24	—	637
HitecVision V, L.P. +, a, e	09/30/24	98,344	664
HitecVision VI, L.P. +, a, e	09/30/24	930,579	997,673
Index Ventures Growth II (Jersey), L.P. +, a	09/30/24	1,494,223	1,375,787
Index Ventures VI (Jersey), L.P. +, a, e	09/30/24	9,671,320	16,570,733
Industrial Opportunity Partners II, L.P. +, a, e	09/30/24	61,236	163,052
Investindustrial V L.P. +, a, e	09/30/24	1,157,013	878,011
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	1	4,176
KKR European Fund III, L.P. +, a, e	10/01/14	409	2
KKR European Fund III, L.P. (USD) +, a, e	12/31/24	1	1
KKR European Fund IV (EEA) L.P. +, a, e	12/31/24	15,723,676	15,466,808
KKR European Fund V (EUR) SCSp +, a, e	12/31/24	3,772,727	4,740,630
L Capital 3 FPCI +, a, e	12/02/24	223,720	166,927
Latour Capital I +, a	12/31/24	68,009	—
Living Bridge 5 L.P. +, a, e	10/01/24	313,338	802,049
Montagu III, L.P. +, a, e	12/09/09	72,602	1
Montagu V L.P. +, a, e	12/31/24	2,448,719	3,158,020
Montagu+ SCSp +, a, e	12/06/21	1	16,374,005
Oaktree European Principal Fund IV Feeder (Cayman), L.P. +, a, e	01/01/25	893,496	1,119,670
PAI Europe VI, L.P. +, a, e	12/31/24	1,882,997	2,357,350
PAI Europe VII-1 +, a, e	12/31/24	276,185	391,692
Permira Europe II, L.P. +, a	11/29/13	77,176	—
Permira Europe III, L.P. +, a	09/30/13	352,692	2,319
Permira Europe III, L.P. +, a, e	01/01/25	30,535	54,805
Permira VI L.P. 1 +, a, e	01/01/25	1,795,204	1,805,038
Permira VII L.P. +, a, e	01/01/25	34,124,998	47,622,603
Permira VIII SCSp +, a, e	03/30/25	14,505,973	17,434,313
Piper Private Equity Fund V L.P. +, a, e	10/01/24	162,269	—
Prime Ventures IV C.V. +, a, e	09/30/24	815,255	1,983,233
PSC III G, LP +, a, e	12/31/24	3,830,323	4,544,052
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	23,508,557	13,676,244

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Secondary Investments *, c (continued)
Western Europe (continued)
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	$103,961	$1
Sixth Cinven Fund (No.2) Limited Partnership +, a, e	12/31/24	629,438	2,165,166
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	16,954,516	35,135,321
Summit Partners Europe Private Equity Fund, L.P. +, a, e	03/31/25	1	1
TDR Capital III 'B' L.P. +, a, e	10/01/24	1,677,975	2,019,076
The Seventh Cinven Fund, L.P. +, a, e	12/31/24	7,840,784	11,134,359
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	2,171,494	2,943,591
Trilantic Europe VI SCSp +, a, e	12/10/20	4,446,037	3,851,225
Turkish Private Equity Fund III L.P. +, a, e	09/30/24	1,029,596	1,845,062
WPEF V Feeder LP +, a, e	01/01/25	43,014	108,926
Total Western Europe (3.67%)			561,414,107
Total Secondary Investments (17.56%)		$1,703,933,616	$2,685,773,885
Primary Investments *, c (15.29%)
Asia - Pacific (0.97%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	455,920	602,462
Baring Asia Private Equity Fund IX, L.P. +, a, e	03/26/25	—	—
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	1	167,411
BGH Capital Fund I +, a, e	03/01/18	14,732,709	21,096,163
BGH Capital VCLP II +, a, e	02/01/22	1,279,325	875,449
CPEChina Fund III, L.P. +, a, e	03/28/18	17,256,174	32,882,865
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	1,714,666	1,783,008
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	6,849,326	8,806,980
Hony Capital Partners V, L.P. +, a, e	12/15/11	4,634,657	2,260,892
J-STAR No.4-C, L.P. +, a, e	08/02/19	1,273,477	13,212,301
J-STAR No.5-B, L.P. +, a, e	02/28/22	4,453,682	4,609,666
Kedaara Capital Growth Fund IV +, a, e	04/03/24	664,892	567,635
Kedaara Capital III Limited +, a, e	06/17/21	6,751,719	7,791,065
KKR Asian Fund IV SCSp +, a, e	05/29/20	3,662,541	6,049,372
Primavera Capital Fund III L.P. +, a, e	05/09/18	7,807,704	11,682,410
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	7,474,497	6,282,038
Southern Capital Fund IV L.P. +, a, e	01/26/18	5,515,189	5,570,456
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	—	6,606,636
Tiara CG Private Equity Fund 2024, L.P. +, a, e	11/29/24	45,842	4,329
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	7,324,233	9,265,586
Trustbridge Partners VI, L.P. +, a, e	04/12/18	7,308,305	7,952,561
Total Asia - Pacific (0.97%)			148,069,285
North America (8.88%)
Advent Global Technology, L.P. +, a, e	06/25/19	2,136,550	3,222,958
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,374,538	3,611,839
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	10,867,422	29,000,498
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	537,768	637,172
Apollo Investment Fund IX, L.P +, a, e	06/01/17	14,174,913	32,168,279
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	1	2,152,860
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	1	1,303,638
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	4,958,872	7,662,126
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	1,869,952	3,092,577
Avista Capital Partners II, L.P. +, a, e	01/01/14	94,819	1
Bain Capital Fund XII, L.P. +, a, e	06/30/17	1	16,063,626
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	16,220,924	19,105,345
Bain Capital Fund XIV, L.P. +, a, e	04/01/25	—	—
Barings Transportation Fund, L.P. +, a, e	09/23/21	6,282,518	11,776,732

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Berkshire Fund IX, L.P. +, a, e	03/18/16	$4,379,129	$14,431,030
Berkshire Fund XI-TE, L.P. +, a, e	01/19/24	2,631,648	2,573,979
Caltius Partners V-A, L.P. +, a, e	12/02/14	1,001,535	6,076,511
Carlyle Partners VII, L.P. +, a, e	11/29/17	31,729,657	57,285,643
Carlyle Partners VIII, L.P. +, a, e	09/10/21	6,332,776	7,934,842
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	988,701	1,154,720
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	1	4,315,204
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	1	17,277,792
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	17,378,069	20,912,385
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	8,258,456	12,849,298
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	1	25,702,155
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	13,451,304	20,224,856
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	11,006,401	12,195,499
Clearlake Capital Partners VIII, L.P. +, a, e	04/05/24	1,687,874	1,217,497
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	1	120,743
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	3,599,707	3,310,874
ECP V, LP +, a, e	08/19/22	4,480,495	6,298,478
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	11,043,534	14,077,712
Frazier Healthcare Growth Buyout Fund XI, L.P. +, a, e	09/20/24	90,000	90,000
Genstar AMBA CV, L.P. +, a	04/01/23	381,497	624,430
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	42,645	21,139,090
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	1	1
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	1	5,700,540
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	167,775	32,924,859
Genstar Capital Partners X, L.P. +, a, e	04/01/21	10,542,195	11,711,061
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	806,973	968,304
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	2,284,152	2,935,318
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	987,888	1,135,297
GI Data Infrastructure Fund II LP +, a, d, e	01/27/23	2,703,771	2,947,184
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	1	4,447,739
Green Equity Investors IX, L.P. +, a, e	03/01/22	10,036,008	11,706,401
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	17,586,373	33,255,779
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	2,605,805	7,735,201
Gryphon Partners V, L.P. +, a, e	02/23/18	1,502,399	7,554,900
Gryphon Partners VI, L.P. +, a, e	12/17/20	9,150,036	10,669,609
Harvest Partners IX, L.P. +, a, e	09/24/21	6,156,833	6,690,508
Harvest Partners VII, L.P. +, a, e	12/14/15	881,952	9,402,116
Harvest Partners VIII, L.P. +, a, e	12/19/18	9,552,075	20,251,622
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	1	1
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	13,065,107	17,422,450
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	7,690	1
HGGC Fund IV, L.P. +, a, e	04/08/22	1,140,494	2,615,126
Icon Partners IV, L.P. +, a, e	09/01/21	5,754,300	6,868,562
Icon Partners V, L.P. +, a, e	12/27/21	7,845,849	10,377,328
Insight Partners XII (Co-Investors), L.P. +, a, e	06/07/21	1,685,162	2,157,172
Insight Partners XIII, L.P. +, a, e	06/28/24	4,171,979	4,608,928
Insight Venture Partners X, L.P. +, a, e	07/06/18	1	11,559,271
Insight Venture Partners XI, L.P. +, a, e	12/17/19	4,413,640	8,011,661
Insight Ventures Partners XII, L.P. +, a, e	06/07/21	6,884,577	7,453,017
Jade Equity Investors II, L.P. +, a, e	03/01/22	881,107	1,058,393
K6 Private Investors, L.P. +, a, e	06/28/24	—	—
Khosla Ventures IX, L.P. +, a, e	07/03/25	274,400	270,881
Khosla Ventures Opportunity III, L.P. +, a, e	07/03/25	203,200	187,752

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Khosla Ventures Seed G, L.P. +, a, e	07/03/25	$114,000	$112,452
Khosla Ventures VIII, L.P. +, a, e	01/06/23	1,390,861	1,891,455
KKR Americas Fund XII L.P. +, a, e	01/31/18	1	29,982,594
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,789,343	2,126,334
KKR North America Fund XI, L.P. +, a, e	02/01/12	1	3,277,520
KKR North America Fund XIII, SCSP +, a, e	04/06/21	9,590,220	11,668,056
KKR North America Fund XIV +, a, e	12/19/24	—	1
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	7,965,000	14,067,297
Kleiner Perkins Select Fund III, LLC +, a, e	06/28/24	3,640,000	4,174,727
KLEINER PERKINS XXI, LLC +, a, e	06/28/24	3,705,000	4,390,825
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	8,987,419	21,237,603
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	4,375,901	23,718,757
Kohlberg TE Investors X, L.P. +, a, e	10/06/23	442,825	485,073
Lee Equity Partners IV, L.P. +, a, e	06/28/24	7,249,308	6,921,596
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	900,391	17,830,788
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	4,471,898	5,917,591
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,937,500	3,393,349
Lux Total Opportunities, L.P. +, a, e	05/28/21	3,618,750	4,358,310
Lux Ventures VII, L.P. +, a, e	05/28/21	1,018,750	1,797,172
Lux Ventures VIII, L.P. +, a, e	04/03/23	2,850,018	4,564,726
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	6,054,664	9,549,162
Mayfield Select III, L.P. +, a, e	05/01/23	287,500	300,955
Mayfield XVII, L.P. +, a, e	05/01/23	347,501	394,116
Nautic Partners IX-A, L.P. +, a, e	03/12/19	2,063,416	8,465,117
Nautic Partners VII-A, L.P. +, a, e	06/27/14	357,845	2,036,791
Nautic Partners X-A, L.P. +, a, e	07/19/21	9,494,846	12,559,469
Nautic Partners XI-A, L.P. +, a, e	06/21/24	5,557,854	5,613,521
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	3,156,907	3,926,094
New Enterprise Associates 14, L.P. +, a, e	05/04/12	1	8,841,499
New Enterprise Associates 17, L.P. +, a, e	06/06/19	7,243,782	9,981,794
New Enterprise Associates 18, L.P. +, a, e	12/22/21	1,805,402	3,991,531
New Mountain Capital V, L.P. +, a, e	06/29/17	1	10,942,619
New Mountain Partners VI, L.P. +, a, e	10/16/20	16,885,088	27,721,954
New Mountain Partners VII, L.P. +, a, e	04/06/23	2,865,518	3,483,908
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	1	9,168,950
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	567,062	535,658
Novacap International Technologies VII L.P. +, a, e	05/30/25	30,800	30,800
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	1	99,849
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	18,476,515	35,680,441
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	3,017,140	3,493,740
Pamlico Capital V, L.P. +, a, e	02/03/20	4,709,377	5,217,265
Pamlico Capital VI, L.P. +, a, e	12/17/24	—	—
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1	552,615
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	6,019,342	7,205,291
Silver Lake Partners IV, L.P. +, a, e	07/30/12	1	10,882,444
Silver Lake Partners V, L.P. +, a, e	03/31/17	13,070,955	40,022,309
Silver Lake Partners VI, L.P. +, a, e	06/04/20	5,834,390	7,941,970
Silver Lake Partners VII, L.P. +, a, e	05/26/22	5,161,366	6,771,067
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	6,141,000	12,989,167
Spark Capital Growth Fund V, L.P. +, a, e	02/29/24	1,350,000	1,446,640
Spark Capital VII, L.P. +, a, e	10/14/21	2,743,125	3,920,247
Spark Capital VIII, L.P. +, a, e	02/29/24	390,000	377,163
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	26,684	3,694,243

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
North America (continued)
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	$2,837,146	$3,072,237
Summit Partners Growth Equity Fund XII, L.P. +, a, e	10/01/24	—	—
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	2,660,625	2,835,042
TA XIII-B, L.P. +, a, e	05/02/19	4,012,500	18,828,183
TA XIV-B, L.P. +, a, e	05/27/21	9,142,500	11,610,390
TCV X, L.P. +, a, e	08/31/18	1,884,770	16,600,322
TCV XI (A), L.P. +, a, e	10/02/20	8,689,126	10,141,358
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	10,774	4,139,886
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	20,994	6,348,948
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	13,169,765	13,413,511
TPG Partners IX, L.P. +, a, e	12/23/22	1,649,952	1,909,805
TPG Partners VII, L.P. +, a, e	03/01/16	1	2,647,675
TPG Partners VIII, L.P. +, a, e	01/31/19	6,830,363	11,921,142
Trident IX, L.P. +, a, e	11/19/21	13,638,136	18,929,386
Trident VII, L.P. +, a, e	09/22/16	1	34,777,335
Trident VIII, L.P. +, a, e	04/05/19	10,962,134	22,386,048
Trident X, L.P. +, a, e	05/23/24	—	—
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	17,503,864	21,854,799
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	17,092,163	21,897,061
Vistria Fund II, L.P. +, a, e	12/19/17	1	4,748,730
Vistria Fund III, L.P. +, a, e	06/19/19	10,076,545	11,051,279
Vistria Fund IV, L.P. +, a, e	03/31/21	10,864,510	15,190,670
Vistria Fund V, L.P. +, a, e	10/31/23	485,896	620,819
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	6,980,175	9,444,190
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	3,954,915	10,999,223
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	1	7,023,459
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	6,416,944	17,941,950
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	2,635,937	2,826,178
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	8,978,245	10,554,223
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	10,434	3,038,731
Total North America (8.88%)			1,358,744,566
Rest of World (0.51%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	1	6,716,506
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	4,737,450	3,186,329
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	38,916,723	68,364,453
Total Rest of World (0.51%)			78,267,288
Western Europe (4.93%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	6,994,215	8,995,870
Advent International GPE IX-C, L.P. +, a, e	05/31/19	13,776,517	27,340,531
Advent International GPE VII-B, L.P. +, a, e	07/01/12	1	857,711
Advent International GPE VIII-C, L.P +, a, e	03/22/16	1	5,927,711
Advent International GPE X (USD) +, a, e	05/31/22	11,302,180	14,784,744
Advent International GPE XI-C SCSp +, a, e	06/20/25	—	—
Apax X USD L.P. +, a, e	07/16/19	14,865,230	21,258,335
APAX XI USD L.P. +, a, e	06/30/22	9,388,385	10,104,503
Astorg Mid-Cap +, a, e	02/22/21	5,739,396	6,213,137
Astorg VI, FCPI +, a, e	06/30/16	1	3,664,414
Astorg VIII S.à.r.l. +, a, e	12/17/21	10,547,661	12,888,081
Axcel VI K/S +, a, e	02/21/20	11,584,808	25,324,616
Axcel VII K/S +, a, e	05/17/23	671,618	881,291
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	1	2,201,649

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	$2,857,184	$3,449,565
BC Partners XI, L.P. +, a, e	12/15/21	21,581,509	26,380,542
Bregal Unternehmerkapital IV-A SCSP +, a, e	05/23/24	4,246,140	3,539,510
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	1	17,179
Capvis Equity V L.P. +, a, e	01/17/18	12,151,341	22,957,190
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	1	1
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	6,872,265	6,352,374
CD&R Value Building Partners I, L.P. +, a	12/17/21	4,559,034	8,943,886
Charterhouse Capital Partners XI +, a, e	11/26/21	5,250,540	7,235,513
CVC Capital Partners IX L.P. +, a, e	05/12/23	295,362	324,383
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	—	4,635,686
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	2,010,478	2,583,046
DPE Deutschland IV +, a, e	08/24/20	4,274,229	5,506,806
Egeria Private Equity Fund VI Coöperatief U.A. +, a, e	04/14/25	3,980,626	4,091,074
EPIC Fund III, SLP +, a, e	06/25/24	4,754,403	4,527,880
EQT IX, L.P. (USD) +, a, e	05/15/20	14,627,849	22,785,098
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	1	12,897,489
EQT X, L.P. (USD) +, a, e	04/28/22	13,370,812	14,516,009
EQT XI, L.P. (USD) +, a, e	12/19/25	—	—
Exponent Private Equity Partners V, L.P. +, a, e	06/28/24	4,717,765	5,267,446
Gilde Buy-Out Fund VI +, a, e	06/28/19	20,395,803	23,735,637
Graphite Capital Partners IX L.P. +, a, e	04/11/18	9,653,455	13,119,467
Hg Genesis 10 L.P. +, a, e	04/14/22	6,744,297	7,686,961
Hg Genesis 11 L.P. +, a, e	09/18/25	—	—
Hg Mercury 4 L.P. +, a, e	01/12/23	2,089,717	3,198,737
Hg Mercury 5 L.P. +, a, e	09/18/25	—	—
Hg Saturn 3 L.P. +, a, e	02/25/22	12,159,426	15,960,352
Hg Saturn 4 L.P. +, a, e	03/01/25	37,500	149,953
Hg Saturn I L.P. +, a, e	06/28/18	1	15,049,804
HgCapital 8 L.P. +, a, e	12/19/16	1	14,496,025
HgCapital Mercury 2 +, a, e	02/15/17	1	14,174,673
Impilo Healthcare AB +, a, e	02/28/25	—	1
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	1	24,613,651
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	18,041,764	32,276,044
KKR European Fund VI (USD) +, a, e	11/01/21	17,913,200	17,415,554
Livingbridge 7 L.P. +, a, e	09/04/20	12,048,007	12,616,209
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	10,131,883	20,797,417
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	6,900,441	8,796,211
Nordic Capital Evolution II +, a, e	12/14/24	—	—
Nordic Capital IX, L.P. +, a, e	07/18/17	12,439,189	40,557,395
Nordic Capital X, L.P. +, a, e	09/30/20	15,873,030	25,768,045
Nordic Capital XI, L.P. +, a, e	05/01/22	22,270,024	27,443,637
Nordic Capital XII, L.P. +, a, e	08/05/25	—	—
Oakley Capital Fund V, SCSp +, a, e	04/28/22	5,646,414	6,762,773
Oakley Capital Private Equity Fund VI +, a, e	03/21/25	926,775	772,708
PAI Europe VI-1, L.P. +, a, e	03/12/15	1	3,569,600
PAI Partners VIII-1 SCSp +, a, e	05/12/22	11,123,368	13,797,440
Permira IX SCSp +, a, e	12/19/25	—	—
Permira VII L.P. +, a, e	06/21/19	22,265,408	32,676,244
Permira VIII SCSp +, a, e	02/10/22	15,572,506	19,380,281
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/31/23	4,251,765	3,635,614
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	7,926,180	7,967,766
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	1	3,033,302

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

	Acquisition Date	Cost	Fair Value
Private Equity Investments (continued)
Primary Investments *, c (continued)
Western Europe (continued)
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	$6,067,244	$6,318,679
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	2,413,666	2,234,458
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	23,216,831	35,068,104
Vitruvian Investment Partnership V +, a, e	10/07/22	4,037,303	3,920,425
Total Western Europe (4.93%)			753,446,437
Total Primary Investments (15.29%)		$1,253,930,933	$2,338,527,576

Total Private Equity Investments (Cost $10,012,143,869)(97.24%)			$14,871,602,333

Total Investments (Cost $11,991,648,431)(110.60%)			16,913,673,810

	Interest Rate	Units	Cost	Fair Value
Cash Equivalents
BlackRock Liquidity Funds - Treasury Trust Fund	4.16%	176,420,397	176,420,397	$176,420,397
Total Cash Equivalents (1.15%)				176,420,397

Total Investments and Cash Equivalents (Cost $12,168,068,828)(111.75%)				$17,090,094,207

Other Assets in Excess of Liabilities ((11.75)%)				(1,798,080,360)

Net Assets (100.00%)[g]				$15,292,013,847

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are single or portfolios of assets acquired on the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to "qualified institutional buyers" in accordance with Rule 144(a)(1) under the Securities Act). At December 31, 2025, the aggregate value of these securities is $197,934,085 or 1.29% of the Fund's net assets.

#	As of December 31, 2025, 1 month EURIBOR was 1.94%.

##	As of December 31, 2025, 3 month EURIBOR was 2.03%.

###	As of December 31, 2025, 6 month EURIBOR was 2.11%.

####	As of December 31, 2025, 12 month EURIBOR was 2.24%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of December 31, 2025, 1 month Bank Bill Swap Rate was 3.55%.

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

††	As of December 31, 2025, 3 month Bank Bill Swap Rate was 3.74%.

>	As of December 31, 2025, 1 month Sterling Overnight Interbank Average Rate was 3.88%.

>>	As of December 31, 2025, 3 month Sterling Overnight Interbank Average Rate was 3.94%.

>>>	As of December 31, 2025, 6 month Sterling Overnight Interbank Average Rate was 4.01%.

v	As of December 31, 2025, 1 month Secured Overnight Financing Rate was 3.69%.

vv	As of December 31, 2025, 3 month Secured Overnight Financing Rate was 3.65%.

vvv	As of December 31, 2025, 6 month Secured Overnight Financing Rate was 3.57%.

vvvv	As of December 31, 2025, 12 month Secured Overnight Financing Rate was 3.42%.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 was $14,871,602,333, or 97.24% of net assets. Total aggregated cost of restricted securities as of December 31, 2025 was $10,012,143,869.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at December 31, 2025.

g	Net Assets include $590,102,727 of Repurchase amounts payable for tender offers.

A summary of outstanding financial instruments at December 31, 2025 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
January 21, 2026	BNY Mellon		$24,787,495	zl	90,000,000	$24,487,204	$300,291
January 21, 2026	BNY Mellon		$76,529,441	Fr.	60,000,000	$75,809,850	$719,591
January 21, 2026	BNY Mellon		$12,555,874	Fr.	10,000,000	$12,634,975	$(79,101)
January 21, 2026	BNY Mellon	Fr.	70,000,000		$88,444,141	$88,444,825	$684
January 21, 2026	Bank of America		$24,785,762	zl	90,000,000	$24,487,204	$298,558
January 21, 2026	Bank of America		€63,000,000		$75,126,165	$75,125,408	$(757)
January 21, 2026	Bank of America		€7,000,000		$8,347,351	$8,347,268	$(83)
January 21, 2026	Bank of America	zl	90,000,000		$24,486,884	$24,487,204	$320
January 21, 2026	Bank of America	zl	90,000,000		$24,486,884	$24,487,204	$320
January 21, 2026	Barclays		$82,686,044		€70,000,000	$83,472,675	$(786,631)
January 28, 2026	BNY Mellon		$76,585,707	Fr.	60,000,000	$75,852,234	$733,473
January 28, 2026	BNY Mellon		$70,921,380		€60,000,000	$71,571,591	$(650,211)
January 28, 2026	BNY Mellon		$24,778,515	zl	90,000,000	$24,835,111	$(56,596)
January 28, 2026	BNY Mellon		$12,564,061	Fr.	10,000,000	$12,642,039	$(77,978)
January 28, 2026	BNY Mellon		£6,000,000		$8,009,370	$8,008,866	$(504)
January 28, 2026	BNY Mellon		£7,000,000		$9,342,865	$9,343,677	$812
January 28, 2026	BNY Mellon	zl	90,000,000		$24,990,282	$24,835,111	$(155,171)
January 28, 2026	BNY Mellon	Fr.	70,000,000		$88,493,338	$88,494,273	$935

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased		Currency Sold		Value	Unrealized Appreciation (Depreciation)
January 28, 2026	Bank of America		$11,011,112	zl	40,000,000	$11,037,827	$(26,715)
January 28, 2026	Bank of America		€7,000,000		$8,350,275	$8,350,019	$(256)
January 28, 2026	Bank of America	zl	40,000,000		$10,882,775	$11,037,827	$155,052
January 28, 2026	Barclays		$11,818,691		€10,000,000	$11,928,598	$(109,907)
January 28, 2026	Barclays		$17,568,461		£13,000,000	$17,352,543	$215,918
January 28, 2026	Barclays		€63,000,000		$75,150,999	$75,150,170	$(829)
February 18, 2026	BNY Mellon		$24,447,486	zl	90,000,000	$25,015,293	$(567,807)
February 18, 2026	BNY Mellon		$5,430,117	zl	20,000,000	$5,558,954	$(128,837)
February 18, 2026	BNY Mellon		$79,715,400		£60,000,000	$80,057,138	$(341,738)
February 18, 2026	BNY Mellon		£36,000,000		$48,033,360	$48,034,283	$923
February 18, 2026	BNY Mellon		£6,000,000		$8,006,160	$8,005,714	$(446)
February 18, 2026	BNY Mellon		£18,000,000		$24,018,480	$24,017,141	$(1,339)
February 18, 2026	Bank of America		$24,453,033	zl	90,000,000	$25,015,293	$(562,260)
February 18, 2026	Barclays		$75,572,519	Fr.	60,000,000	$76,077,397	$(504,878)
February 18, 2026	Barclays		$12,594,398	Fr.	10,000,000	$12,679,566	$(85,168)
February 25, 2026	BNY Mellon		$2,716,723	zl	10,000,000	$2,779,333	$(62,610)
February 25, 2026	BNY Mellon		$19,017,057	zl	70,000,000	$19,455,330	$(438,273)
February 25, 2026	BNY Mellon		£18,000,000		$24,015,960	$24,019,440	$3,480
February 25, 2026	BNY Mellon		£42,000,000		$56,049,840	$56,045,359	$(4,481)
February 25, 2026	Bank of America		$21,722,839	zl	80,000,000	$22,234,663	$(511,824)
February 25, 2026	Barclays		$79,719,126		£60,000,000	$80,064,799	$(345,673)
March 11, 2026	ING Barings (U.S.) Capital Markets		$92,447,536		€80,000,000	$94,789,633	$(2,342,097)
March 11, 2026	ING Barings (U.S.) Capital Markets		€80,000,000		$94,577,800	$94,789,633	$211,833
March 11, 2026	Macquarie Bank Limited		$50,144,475		€42,500,000	$50,356,992	$(212,517)
March 11, 2026	Macquarie Bank Limited		$50,144,475		€42,500,000	$50,356,992	$(212,517)
March 11, 2026	Macquarie Bank Limited		€85,000,000		$100,962,745	$100,713,985	$(248,760)
March 11, 2026	Morgan Stanley & Co International PLC		$8,828,145		€7,500,000	$8,886,528	$(58,383)
March 11, 2026	Morgan Stanley & Co International PLC		$51,564,756		€43,750,000	$51,838,080	$(273,324)
March 11, 2026	Morgan Stanley & Co International PLC		$51,564,756		€43,750,000	$51,838,080	$(273,324)
March 11, 2026	Morgan Stanley & Co International PLC		€15,000,000		$17,805,265	$17,773,056	$(32,209)
March 11, 2026	Morgan Stanley & Co International PLC		€85,000,000		$100,910,164	$100,713,985	$(196,179)
March 11, 2026	Nomura International PLC		$62,576,165		€55,700,000	$65,997,282	$(3,421,117)
March 11, 2026	Nomura International PLC		$23,268,870		€20,700,000	$24,526,818	$(1,257,948)
March 11, 2026	Nomura International PLC		$11,228,500		€10,000,000	$11,848,704	$(620,204)
March 11, 2026	Nomura International PLC		€81,400,000		$96,214,800	$96,448,451	$233,651
March 18, 2026	Bank of America		$27,334,443	zl	100,000,000	$27,790,905	$(456,462)
March 18, 2026	Bank of America		$7,978,521	zl	29,200,000	$8,114,944	$(136,423)
March 18, 2026	Barclays		$88,812,561	Fr.	70,000,000	$89,021,044	$(208,483)
March 25, 2026	Bank of America		$27,328,893	zl	100,000,000	$27,789,828	$(460,935)
March 25, 2026	Bank of America		$21,863,222	zl	80,000,000	$22,231,862	$(368,640)
March 25, 2026	Bank of America		$5,464,741	zl	20,000,000	$5,557,966	$(93,225)
March 25, 2026	Barclays		$22,849,851	Fr.	18,000,000	$22,907,768	$(57,917)
June 10, 2026	BNY Mellon		$57,314,700		£43,000,000	$57,788,044	$(473,344)
June 10, 2026	Goldman Sachs International		$8,392,139		€7,000,000	$8,276,625	$115,514
June 10, 2026	Goldman Sachs International		$11,988,770		€10,000,000	$11,823,750	$165,020

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
June 10, 2026	Goldman Sachs International	$8,392,139		€7,000,000	$8,276,625	$115,514
June 10, 2026	Goldman Sachs International	$8,392,139		€7,000,000	$8,276,625	$115,514
June 10, 2026	Goldman Sachs International	$4,795,508		€4,000,000	$4,729,500	$66,008
June 10, 2026	Goldman Sachs International	$32,969,117		€27,500,000	$32,515,311	$453,806
June 10, 2026	ING Barings (U.S.) Capital Markets	$92,853,800		€80,000,000	$94,589,997	$(1,736,197)
June 10, 2026	Macquarie Bank Limited	$100,073,050		€85,000,000	$100,501,872	$(428,822)
June 10, 2026	Morgan Stanley & Co International PLC	$56,168,760		€47,500,000	$56,162,811	$5,949
June 10, 2026	Morgan Stanley & Co International PLC	$56,182,345		€47,500,000	$56,162,811	$19,534
June 10, 2026	Nomura International PLC	$45,076,000		€40,000,000	$47,294,998	$(2,218,998)
June 10, 2026	Nomura International PLC	$51,526,979		€45,700,000	$54,034,536	$(2,507,557)
June 10, 2026	Nomura International PLC	$35,583,000		€30,000,000	$35,471,249	$111,751
September 9, 2026	BNY Mellon	$33,308,000		£25,000,000	$33,582,672	$(274,672)
September 9, 2026	BNY Mellon	$22,636,350		£17,000,000	$22,836,217	$(199,867)
September 9, 2026	BNY Mellon	$24,924,949	zl	90,000,000	$24,993,013	$(68,064)
September 9, 2026	BNY Mellon	$90,461,483	Fr.	70,000,000	$90,576,765	$(115,282)
September 9, 2026	Goldman Sachs International	$75,762,351		€63,000,000	$74,744,340	$1,018,011
September 9, 2026	ING Barings (U.S.) Capital Markets	$93,260,776		€80,000,000	$94,913,448	$(1,652,672)
September 9, 2026	Macquarie Bank Limited	$100,480,200		€85,000,000	$100,845,539	$(365,339)
September 9, 2026	Morgan Stanley & Co International PLC	$56,412,230		€47,500,000	$56,354,860	$57,370
September 9, 2026	Morgan Stanley & Co International PLC	$56,426,533		€47,500,000	$56,354,860	$71,673
September 9, 2026	Nomura International PLC	$62,872,767		€55,700,000	$66,083,488	$(3,210,721)
September 9, 2026	Nomura International PLC	$17,735,505		€15,700,000	$18,626,764	$(891,259)
September 9, 2026	Nomura International PLC	$16,950,450		€15,000,000	$17,796,272	$(845,822)
September 9, 2026	Nomura International PLC	$35,706,000		€30,000,000	$35,592,543	$113,457
December 2, 2026	BNY Mellon	$46,565,120		£35,000,000	$46,985,506	$(420,386)
December 2, 2026	BNY Mellon	$9,314,375		£7,000,000	$9,397,101	$(82,726)
December 2, 2026	BNY Mellon	$91,131,594	Fr.	70,000,000	$91,273,704	$(142,110)
December 2, 2026	Goldman Sachs International	$75,945,051		€63,000,000	$74,934,738	$1,010,313
December 2, 2026	ING Barings (U.S.) Capital Markets	$93,487,960		€80,000,000	$95,155,223	$(1,667,263)
December 2, 2026	Macquarie Bank Limited	$100,839,886		€85,000,000	$101,102,425	$(262,539)
December 2, 2026	Morgan Stanley & Co International PLC	$56,592,198		€47,500,000	$56,498,414	$93,784
December 2, 2026	Morgan Stanley & Co International PLC	$56,590,773		€47,500,000	$56,498,414	$92,359
December 2, 2026	Nomura International PLC	$93,757,943		€85,700,000	$101,935,033	$(8,177,090)
December 2, 2026	Nomura International PLC	$35,805,000		€30,000,000	$35,683,209	$121,791
March 10, 2027	BNY Mellon	$7,973,970		£6,000,000	$8,050,102	$(76,132)
March 10, 2027	BNY Mellon	$47,828,160		£36,000,000	$48,300,615	$(472,455)
March 10, 2027	Goldman Sachs International	$76,143,501		€63,000,000	$75,198,503	$944,998
March 10, 2027	ING Barings (U.S.) Capital Markets	$93,825,448		€80,000,000	$95,490,163	$(1,664,715)

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

Partners Group Private Equity Fund, LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
March 10, 2027	Macquarie Bank Limited	$83,361,278	€70,000,000	$83,553,892	$(192,614)
March 10, 2027	Macquarie Bank Limited	$17,873,400	€15,000,000	$17,904,406	$(31,006)
March 10, 2027	Morgan Stanley & Co International PLC	$56,795,902	€47,500,000	$56,697,284	$98,618
March 10, 2027	Morgan Stanley & Co International PLC	$56,798,291	€47,500,000	$56,697,284	$101,007
March 10, 2027	Morgan Stanley & Co International PLC	$36,031,260	€30,000,000	$35,808,811	$222,449
March 10, 2027	Nomura International PLC	$96,847,488	€86,400,000	$103,129,376	$(6,281,888)
June 16, 2027	BNY Mellon	$23,881,320	£18,000,000	$24,133,185	$(251,865)
June 16, 2027	BNY Mellon	$7,960,740	£6,000,000	$8,044,395	$(83,655)
June 16, 2027	BNY Mellon	$23,882,220	£18,000,000	$24,133,185	$(250,965)
June 16, 2027	Goldman Sachs International	$76,316,751	€63,000,000	$75,433,869	$882,882
June 16, 2027	ING Barings (U.S.) Capital Markets	$102,532,637	€85,700,000	$102,614,009	$(81,372)
June 16, 2027	ING Barings (U.S.) Capital Markets	$95,697,080	€80,000,000	$95,789,040	$(91,960)
June 16, 2027	Macquarie Bank Limited	$83,694,506	€70,000,000	$83,815,410	$(120,904)
June 16, 2027	Macquarie Bank Limited	$17,938,350	€15,000,000	$17,960,445	$(22,095)
June 16, 2027	Morgan Stanley & Co International PLC	$56,980,183	€47,500,000	$56,874,742	$105,441
June 16, 2027	Morgan Stanley & Co International PLC	$56,979,689	€47,500,000	$56,874,742	$104,947
June 16, 2027	Nomura International PLC	$35,995,500	€30,000,000	$35,920,890	$74,610
September 15, 2027	BNY Mellon	$55,661,760	£42,000,000	$56,255,735	$(593,975)
September 15, 2027	Goldman Sachs International	$76,474,251	€63,000,000	$75,641,479	$832,772
September 15, 2027	ING Barings (U.S.) Capital Markets	$96,307,240	€80,000,000	$96,052,672	$254,568
September 15, 2027	Macquarie Bank Limited	$102,698,572	€85,000,000	$102,055,964	$642,608
September 15, 2027	Morgan Stanley & Co International PLC	$18,115,016	€15,000,000	$18,009,876	$105,140
September 15, 2027	Morgan Stanley & Co International PLC	$102,665,414	€85,000,000	$102,055,963	$609,451
September 15, 2027	Morgan Stanley & Co International PLC	$36,200,760	€30,000,000	$36,019,752	$181,008
September 15, 2027	Nomura International PLC	$97,911,990	€81,400,000	$97,733,593	$178,397
					$(40,424,963)

Legend:

£	- British Pound
€	- Euro
BBSY	- Bank Bill Swap Rate
E	- EURIBOR
Fr.	- Swiss Franc
P	- Prime
PIK	- Payment-in-kind
S	- Sterling Overnight Interbank Average Rate
SF	- Secured Overnight Financing Rate
zl	- Polish Zloty

The accompanying notes are an integral part of these Consolidated Schedule of Investments.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2025.

Investments held by the Fund (“Fund Investments”) include short-term investments, publicly traded equity and debt investments (“Public Investments”), direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and to the same Private Equity Investment held by another client, one of the Adviser’s affiliates, or a client of one of its affiliates might differ due to differences in accounting, regulatory or other factors applicable to the Fund, to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on that date, the closing bid price on the determination date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are observable inputs other than quoted prices for identical assets in active markets (i.e., not Level 1 inputs). Fair value is determined using models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted public equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are private equity and debt investments, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation, and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers’ quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2025:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$518,776,240	$—	$—	$518,776,240
High Yield Bonds	—	125,246,669	—	125,246,669
Asset-Backed Securities	—	—	77,466,827	77,466,827
Floating Rate Loans	—	11,823,440	1,308,758,301	1,320,581,741
Direct Investments:	—	—	—	—
Direct Equity	52,055,529	3,524,703	9,027,833,799	9,083,414,031
Direct Debt	—	4,945,729	758,941,112	763,886,841
Total Direct Investments	$52,055,529	$8,470,432	$9,786,774,911	$9,847,300,872
Secondary Investments	—	—	2,685,773,885	2,685,773,885
Primary Investments	—	—	2,338,527,576	2,338,527,576
Cash Equivalents	176,420,397	—	—	176,420,397
Total Investments	$747,252,166	$145,540,541	$16,197,301,500	$17,090,094,207
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$11,962,105	$—	$11,962,105
Total Assets	$—	$11,962,105	$—	$11,962,105
Liabilities
Foreign Currency Exchange Contracts	$—	$(52,387,068)	$—	$(52,387,068)
Total Liabilities	$—	$(52,387,068)	$—	$(52,387,068)
Total Investments Net of Foreign Currency Exchange Contracts	$747,252,166	$105,115,578	$16,197,301,500	$17,049,669,244

The following is a reconciliation of the amount of the account balances on April 1, 2025 and December 31, 2025 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2025	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of December 31, 2025
Asset-Backed Securities	$77,121,627	$420,556	$948,181	$19,803,935	$(20,839,396)	$11,924	$—	$77,466,827
Floating Rate Loans	$326,426,005	$262,125	$24,440,406	$500,559,303	$(61,116,402)	$1,511,372	$516,675,492	$1,308,758,301
Direct Investments:
Direct Equity Investments	$8,585,997,164	$184,717,210	$461,431,022	$408,396,184	$(612,707,781)	$—	$—	$9,027,833,799
Direct Debt Investments	$1,404,999,348	$1,710,269	$18,863,290	$14,289,899	$(166,460,045)	$2,213,843	$(516,675,492)	$758,941,112
Total Direct Investments*	$9,990,996,512	$186,427,479	$480,294,312	$422,686,083	$(779,167,826)	$2,213,843	$(516,675,492)	$9,786,774,911
Secondary Investments*	$2,671,931,827	$5,059,651	$129,751,330	$179,263,576	$(300,232,499)	$—	$—	$2,685,773,885
Primary Investments*	$2,201,976,666	$826,561	$101,370,686	$171,913,517	$(137,559,854)	$—	$—	$2,338,527,576
Total	$15,268,452,637	$192,996,372	$736,804,915	$1,294,226,414	$(1,298,915,977)	$3,737,139	$—	$16,197,301,500

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2025, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the nine months ended December 31, 2025 relating to investments in Level 3 assets still held at December 31, 2025 is $1,046,771,955, which is included as a component of net change in accumulated unrealized appreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2025:

Type of Security	Fair Value at December 31, 2025 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$65,295	Reported fair value	Reported fair value	N/A
Floating Rate Loans	$1,320,583	Broker quotes	Indicative quotes for an inactive market	N/A
Direct Investments:
Direct Equity				8.67% - 20.37%
	$992,571	Discounted cash flow	Discount factor	(13.96%)
	7,093,297	Market comparable companies	Enterprise value to EBITDA multiple	3.20x - 33.10x (17.74x)
	139,726	Market comparable companies	Price to book ratio	1.92x - 2.30x (1.98x)
	135,603	Exit price	Recent transaction price	N/A
	479,978	Recent financing/transaction	Recent transaction price	N/A
	15,813	Reported fair value	Reported fair value	N/A
	174,370	Market comparable companies	Enterprise value to sales multiple	1.18x - 34.54x (8.60x)
Direct Debt	$396,622	Broker quotes	Indicative quotes for an inactive market	N/A
	349,966	Discounted cash flow	Discount factor	6.66% - 20.30% (9.37%)
	9,808	Market comparable companies	Enterprise value to EBITDA multiple	8.18x
	5	Exit price	Recent transaction price	N/A
	521	Recent financing/transaction	Recent transaction price	N/A
	2,019	Reported fair value	Reported fair value	N/A
Primary and Secondary Investments	$5,024,301	Adjusted reported net asset value	Reported net asset value	N/A

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in forward foreign currency exchange contracts.

During the nine months ended December 31, 2025, the Fund entered into 452 long/short forward foreign currency exchange contracts. The Fund had $(231,128,316) in net realized gain (losses) and $13,311,521 net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2025 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of December 31, 2025:

	Shares/ Principal as of December 31, 2025	Fair Value as of March 31, 2025	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2025	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
MHS Acquisition Holdings, LLC	35,641	$510,423	$-	$-	$-	$(96,504)	$413,919	$-
MHS Blocker Purchaser L.P.(4)	-	39,465,468	1,199,207	-	-	(7,648,674)	33,016,001	1,846,351
Surfaces SLP (SCSp)(4)	-	23,277,717	-	-	-	(1,250,757)	22,026,960	-
Total Non-Controlled Affiliates		$63,253,608	$1,199,207	$-	$-	$(8,995,935)	$55,456,880	$1,846,351
Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$241,107,667	-	-	-	84,854,721	325,962,388	-
Confluent Health Holdings LP	30,344	70,678,267	-	-	-	1,018,339	71,696,606	-
Dermatology Holdings, L.P.(4)	-	171,952,426	15,474,000	-	-	8,517,057	195,943,483	-
ECP Parent, LLC	114,028,360	116,129,850	-	-	-	(14,311,427)	101,818,423	-
Encore Holdings LP	71,510	151,981,910	8,650,000	-	-	26,899,610	187,531,520	-
EnfraGen LLC	37,786	90,596,577	32,063	(2,361,625)	-	(815,039)	87,451,976	-
Gateway Fleets Holdings, LP(4)	-	1,816,000	17,960	-	-	244,419	2,078,379	-
Green DC LuxCo S.à.r.l.l(4)	-	249,885,870	5,124,991	(6,157)	-	113,194,611	368,199,315	-
Icebox Holdco I Inc(4)	-	62,798,626	-	(62,584,962)	-	(213,664)	-	-
Icebox Parent LP(4)	-	303,143,923	62,584,962	-	-	34,783,043	400,511,928	-
Idera, Inc.(3)(4)	-	1,136,766	-	(1,219,975)	-	83,209	-	8,154
Idera Parent L.P.(4)	-	180,121,935	-	-	-	(10,607,491)	169,514,444	-
KPOCH Holdings, L.P.(4)	-	200,518,312	-	-	-	55,882,688	256,401,000	-
KPSKY Holdings L.P.(4)	-	45,279,023	-	-	-	6,752,558	52,031,581	-
Luxembourg Investment Company 285 S.à.r.l.(5)	14,865,773	9,221,658	17,195	-	-	(9,238,853)	-	-
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	53,001,474	-	(19,575,803)	9,201,058	(42,097,462)	529,267	71,387
Luxembourg Investment Company 314 S.à.r.l.(5)	192,000	1	3	-	-	(3)	1	-
Luxembourg Investment Company 404 S.à r.l.	145,800	23,771,673	2,883,902	(2,919,380)	246,041	1,103,115	25,085,351	(59)
Luxembourg Investment Company 414 S.à r.l.	12,316,087	113,657,149	-	(3,927)	(229)	22,333,121	135,986,114	-
Luxembourg Investment Company 430 S.à r.l.	52,594,635	79,722,892	-	(2,874)	(249)	(1,366,671)	78,353,098	-
Orbiter Investments S.à.r.l.	8,568,857	225,400,615	-	-	-	(7,783,712)	217,616,903	-
Partners Group Satellite HoldCo S.à.r.l.	17,129,273	39,639,485	6,204,436	-	-	(15,683,537)	30,160,384	-
Partners Group Satellite Warehouse S.C.S.(4)	-	1,061,955	677	-	-	(59,406)	1,003,226	-
PG BRPC Investment, LLC	32,079	76,446,421	-	-	-	427,993	76,874,414	-
PG Delta Holdco, LLC	42,616	111,748,823	-	-	-	(5,022,023)	106,726,800	-
PG Esmeralda Pte. Ltd.(4)	-	13,641,842	-	(7,680,162)	822,418	(4,912,833)	1,871,265	-
PG Investment Company 18 S.à.r.l.	126,506,634	221,932,059	-	(455)	41	51,559,868	273,491,513	-
PG Investment Company 24 S.à.r.l.	102,241,506	152,967,457	-	-	-	44,715,659	197,683,116	-
PG Investment Company 60 S.à.r.l.	3,211,875	6,835,284	2,587,089	-	-	2,767,188	12,189,561	-
PG Investment Company 76 S.à.r.l.	43,837,247	47,907,475	-	(686)	9	3,272,759	51,179,557	-
PG Investment Company 88 S.à r.l.	39,926,587	-	53,611,506	(37,646)	6,344	4,512,987	58,093,191	-
PG Lion Management Warehouse S.C.S(4)(5)	-	64,839	488	-	-	(60,018)	5,309	-
PG Lotus Pte Ltd.	20,708,279	-	20,708,279	-	-	1,342,573	22,050,852	-
PG TLP S.à r.l.	6,473,126	141,565,096	-	(27,485,498)	(481,824)	37,923,382	151,521,156	-
PG Wave Limited	53,215,581	103,594,992	13,603,579	-	-	6,968,652	124,167,223	-
Pharmathen GP S.à r.l.	110,300	1	-	-	-	-	1	-
Pharmathen Topco S.à r.l.	98,937,978	132,405,722	11,821,868	(3,128)	(45)	(63,801,782)	80,422,635	-
Polyusus Lux XVI S.à.r.l.	533,762,359	2,998,142	7,961	(434)	53	(296,332)	2,709,390	-
Root JVCo S.à r.l.	11,049,750	126,884,066	40,865	(3,021)	(104)	6,118,155	133,039,961	-
Specialty Pharma Holdings LP(4)	-	143,805,401	-	-	-	7,025,185	150,830,586	-
Sunsure Energy Private Limited	6,066,119	22,603,243	5,641,282	(2,288)	-	4,235,298	32,477,535	-
SureWerx Topco, L.P.(4)	-	65,339,470	9,418	-	-	4,820,980	70,169,868	-
Thermostat Purchaser, L.P.(4)	-	113,403,193	-	-	-	17,983,992	131,387,185	-
WHCG Purchaser, L.P.	10,934,833	27,437,454	-	-	-	(481,227)	26,956,227	-
Zenith Longitude Limited	26,838,037	364,712,669	-	(76,288,162)	478,400	(288,902,907)	-	-
Zoncolan Topco S.à r.l.	25,768,622	105,475,627	33,928,747	(33,899,087)	(2,397,778)	(2,409,994)	100,697,515	256,014,895
Total Controlled Affiliates		$4,414,393,330	$242,951,271	$(234,075,270)	$7,874,135	$81,276,781	$4,512,420,247	$256,094,377
Total Non-Controlled and Controlled Affiliates		$4,477,646,938	$244,150,478	$(234,075,270)	$7,874,135	$72,280,846	$4,567,877,127	$257,940,728

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment was exited during the period ended December 31, 2025.
(4)	Investment does not issue shares.
(5)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.